              As filed with the Securities and Exchange Commission
                               on February 19, 2002
                      Registration No. 333-89661; 811-09645

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                   FORM N-1A*

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [_]

                         Post-Effective Amendment No. 18                     [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [_]

                                Amendment No. 19                             [X]

                        (Check appropriate box or boxes)

                             -----------------------
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
       Robert M. Kurucza, Esq.                    Carl Frischling, Esq.
       Marco E. Adelfio, Esq.                     Kramer, Levin, Naftalis
       Morrison & Foerster LLP                      & Frankel
       2000 Pennsylvania Ave., N.W.               919 3rd Avenue
       Suite 5500                                 New York, New York 10022
       Washington, D.C.  20006
It is proposed that this filing will become effective (check appropriate box):

  [X]  Immediately upon filing pursuant           [_] on January 1, 2002
       to Rule 485(b), or                             pursuant to Rule 485(b),
                                                      or

  [_]  60 days after filing pursuant              [_] on (date) pursuant to
       to Rule 485(a), or                             Rule 485(a).

  II   75 days after filing pursuant to           [_] on (date) pursuant to
       paragraph (a)(2)*                              paragraph(a)(2) of
                                                      Rule 485

If appropriate, check the following box:

   [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     The Registrant is filing this Post-Effective Amendment No. 18 to the Registration Statement of Nations Funds Trust (the "Trust") in order to register Nations Marsico Principal Protection Fund.

                               NATIONS FUNDS TRUST
                              CROSS REFERENCE SHEET


Part A
Item No.                                                               Prospectus
--------                                                               ----------

 1.   Front and Back Cover Pages ................................      Front and Back Cover Pages

 2.   Risk/Return Summary: Investments, Risks
      and Performance ...........................................      About this Prospectus

 3.   Risk/Return Summary: Fee Tables ...........................      About the Funds; Financial Highlights

 4.   Investment Objectives, Principal
      Investment Strategies, and Related Risks ..................      About the Funds; Other Important
                                                                       Information
 5.   Management's Discussion of Fund
      Performance ...............................................      About the Funds

 6.   Management, Organization, and
      Capital Structure .........................................      What's Inside; About the Funds;
                                                                       How the Funds Are Managed;
                                                                       About your Investment

 7.   Shareholder Information ...................................      About the Funds; About your
                                                                       Investment

 8.   Distribution Arrangements .................................      Information for Investors

 9.   Financial Highlights Information ..........................      Financial Highlights; About the Funds


Part B
Item No.
-------

10.   Cover Page and Table of Contents ..........................      Cover Page and Table of Contents

11.   Fund History ..............................................      Introduction


12.   Description of the Fund and Its
      Investments and Risks ............................     Additional Information on Portfolio
                                                             Investments

13.   Management of the Funds ..........................     Trustees And Officers; Investment
                                                             Advisory, Administration, Custody Transfer Agency, Shareholder
                                                             Servicing and Distribution Agreements
14.   Control Persons and Principal
      Holders of Securities ............................     Not Applicable

15.   Investment Advisory and Other Services ...........     Investment Advisory,
                                                             Administration, Custody, Transfer Agency, Shareholder Servicing
                                                             And Distribution Agreements

16.   Brokerage Allocation and Other Practices .........     Portfolio Transactions and
                                                             Brokerage--General Brokerage Policy

17.   Capital Stock and Other
      Securities .......................................     Description Of Shares;
                                                             Investment Advisory, Administration, Custody, Transfer Custody,
                                                             Transfer Agency, Shareholder Servicing And Distribution
                                                             Agreements

18.   Purchase, Redemption and Pricing
      of Shares ........................................     Net Asset Value -- Purchases
                                                             And Redemptions; Distributor

19.   Taxation of the Fund .............................     Additional Information Concerning
                                                             Taxes

20.   Underwriters .....................................     Investment Advisory,
                                                             Administration Custody, Transfer Agency Shareholder Servicing
                                                             And Distribution Agreements; Distributor

21.   Calculation of Performance Data ..................     Additional Information on
                                                             Performance

22.   Financial Statements .............................     Independent Accountant and
                                                             Reports


Part C
Item No.            Other Information
--------            -----------------
                    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document

                                    [Graphic]

Not FDIC Insured
May Lose Value
No Bank Guarantee

[LOGO] Nations Funds




        Nations Marsico
        Principal Protection Fund

        PROSPECTUS --  PRIMARY A SHARES

        [        ], 2002




  THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PRELIMINARY PROSPECTUS DATED [ __ ], 2002
SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

An overview of the Fund
--------------------------------------------------------------------------------


[Graphic]
   TERMS USED IN THIS PROSPECTUS

   IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.

   [Graphic]

    YOU'LL FIND TERMS used in
    this prospectus ON PAGE 19.

   YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND [EXCEPT FOR THE
   LIMITED PERFORMANCE GUARANTEE PROVIDED BY        ,] IS NOT INSURED OR
   GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

   AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND.



This booklet, which is called a prospectus, tells you about Nations Marsico Principal Protection Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions. The Fund has an Offering Period and a Guarantee Period. Shares of the Fund will be offered for sale during the Offering Period but will not be offered during the Guarantee Period, except in connection with the reinvestment of dividends. The
Offering Period is expected to run from       , 2002 through       , 2002
although Banc of America Advisors, LLC (BA Advisors) reserves the right to extend the Offering Period until no later than , 2002. This prospectus describes the Fund during the Offering Period and the Guarantee Period. The Fund will be managed differently after the end of the five-year Guarantee Period.

ABOUT THE FUND
Nations Marsico Principal Protection Fund guarantees that the value of each investor's account on a specified date will be no less than the value of that investor's account as of the inception of the Guarantee Period less certain fees and expenses, provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. Nations Marsico Principal Protection Fund invests in a mix of equity and fixed income securities, as well as money market instruments.

There's always the risk that you may not earn as much as you expect.

IS THIS FUND RIGHT FOR YOU?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations Marsico Principal Protection Fund focuses on capital appreciation consistent with the guaranteed return of principal (less certain fees and expenses) at the end of five years. It may be suitable for you if:

  .you have longer-term investment goals of at least five years

  .it's part of a balanced portfolio

  .you seek growth of capital but want to place a premium on preservation of capital

It may not be suitable for you if:

  .you have short-term investment goals

  .you're looking for a regular stream of income

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

FOR MORE INFORMATION
If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
    BANC OF AMERICA ADVISORS, LLC

    BA ADVISORS IS THE INVESTMENT ADVISER TO THE FUND. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED SUB-ADVISERS WHICH ARE RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]

     YOU'LL FIND MORE ABOUT
     BA ADVISORS AND
      THE SUB-ADVISERS STARTING ON PAGE 10.



[Graphic]

        About the Fund


NATIONS MARSICO PRINCIPAL PROTECTION FUND        4
Sub-advisers: Banc of America Securities LLC,
Banc of AmericaCapital Management, LLC and
Marsico Capital Management,LLC
---------------------------------------------------
OTHER IMPORTANT INFORMATION                      9
---------------------------------------------------
HOW THE FUND IS MANAGED                         11

[Graphic]
        About your investment

               INFORMATION FOR INVESTORS
                 Buying, selling and exchanging shares         14
                 Distributions and taxes                       17
               -----------------------------------------------------
               TERMS USED IN THIS PROSPECTUS                   20
               -----------------------------------------------------
               WHERE TO FIND MORE INFORMATION          BACK COVER

[Graphic]
    ABOUT THE SUB-ADVISERS

    THIS FUND IS MANAGED BY MULTIPLE SUB-ADVISERS: BANC OF AMERICA SECURITIES LLC (BAS), BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) AND INDIRECTLY BY MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL). BAS'S EQUITY FINANCIAL PRODUCTS GROUP USES AN OBJECTIVE FORMULA TO DETERMINE THE PERCENTAGE OF ASSETS THAT WILL BE ALLOCATED TO THE EQUITY PORTION AND FIXED INCOME PORTION OF THE FUND. BACAP'S QUANTITATIVE STRATEGIES TEAM MAKES THE DAY-TO-DAY DECISIONS FOR THE PORTION OF THE FUND ALLOCATED TO FIXED INCOME SECURITIES. THE PORTION OF THE FUND ALLOCATED TO EQUITY SECURITIES WILL BE INVESTED IN NATIONS MARSICO FOCUSED EQUITIES MASTER PORTFOLIO (THE MASTER PORTFOLIO). BA ADVISORS IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER AND MARSICO CAPITAL IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER FOR THE MASTER PORTFOLIO AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.

    [Graphic]

    YOU'LL FIND MORE ABOUT
    BAS, BACAP, MARSICO CAPITAL AND MR. MARSICO ON PAGE 11.



NATIONS MARSICO PRINCIPAL PROTECTION FUND

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks capital appreciation consistent with the guaranteed return of an original investment (excluding certain fees and expenses) at the end of a five year period.

[Graphic]
     PRINCIPAL INVESTMENT STRATEGIES
     During the brief Offering Period, the Fund (which is non-diversified) will be invested primarily in money market instruments, short-term debt securities and cash. During the five-year Guarantee Period the Fund will invest in a mix of equity and fixed income securities, as well as cash equivalents.

BAS will determine the initial allocation of assets between the equity portion and the fixed income portion of the Fund and will monitor and adjust the allocation on an ongoing basis. The allocation and reallocation process will be based upon an objective formula and will focus upon meeting the Fund's
Guarantee that the value of each investor's account as of a specified date will be no less than the value of that investor's account as of the beginning of the Guarantee Period, less certain fees and expenses, provided that a shareholder's dividends and distributions have been reinvested and a shareholder's shares have not been redeemed. Depending on interest rates and other market conditions at the beginning of the Guarantee Period, it is anticipated that between 50% and 60% of the Fund's assets will be allocated to the equity portion, with the remainder allocated to the fixed income portion. Under normal circumstances, as the market value of the equity portion of the Fund rises, more assets will be allocated to equity investments, and as the market value of the equity portion of the Fund declines, more assets will be allocated to fixed income investments.

The fixed income securities the Fund will invest in are primarily zero-coupon bonds issued by the U.S. Treasury; however, the Fund also may invest in other U.S. Treasury obligations, zero-coupon bonds of other issuers and investment grade commercial paper.

The equity portion of the Fund will be invested in Nations Marsico Focused Equities Master Portfolio. The Master Portfolio's investment objective is to seek long-term growth. The Master Portfolio normally invests at least 65% of its assets in common stocks of large companies. The Master Portfolio, which is non-diversified, generally holds a core position of 20 to 30 common stocks. It may invest up to 25% of its assets in foreign securities.

The Fund and the Master Portfolio may also invest in securities that aren't part of their principal investment strategies, but they won't hold more than 10% of their assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the

[Graphic]
     WHAT IS A FOCUSED FUND?

    A FOCUSED FUND LIKE THE MASTER PORTFOLIO INVESTS IN A SMALL NUMBER OF COMPANIES WITH EARNINGS THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY. THE MASTER PORTFOLIO FOCUSES ON LARGE, ESTABLISHED AND WELL-KNOWN U.S. COMPANIES.

    BECAUSE A FOCUSED FUND HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS, IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT MAY EARN RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.


   [Graphic]

    YOU'LL FIND MORE ABOUT
    OTHER RISKS OF INVESTING IN
    THIS FUND IN Other important information AND IN THE SAI.


regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (strong balance sheet, improving returns on equity, ability to generate free cash flow), strong management and reasonable valuations in the context of projected growth rates.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit it to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models are comprised of quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, and for other reasons.

The Fund will typically sell a security only when the Fund's asset allocation changes.

[Graphic]
     RISKS AND OTHER THINGS TO CONSIDER
     Nations Marsico Principal Protection Fund has the following risks:

      .Offering Period - If the Fund does not reach $75 million in assets by the end of the Offering Period, or in the event of adverse market conditions or extreme market volatility during the Offering Period, the Fund's Board may approve the liquidation of the Fund. If the Board makes such a determination, the Fund will not commence the Guarantee Period and will continue to be invested in money market instruments, short-term debt securities and cash until its liquidation is complete. If this occurs, shareholders will be entitled to receive the greater of: (1) their initial investment amount including any sales loads paid or (2) the then current net asset value of their shares.

      .The Guarantee - The Guarantee Period runs from the last day of the
       Offering Period through the same date five years later (Guarantee Maturity Date). The Fund guarantees that each investor will be entitled to redeem his or her shares on the Guarantee Maturity Date for an amount no less than the net asset value of such shares at the inception of the Guarantee Period less any applicable sales loads, distribution (12b-1) and shareholder servicing fees, provided that all dividends and distributions are reinvested and no shares have been redeemed (Guarantee). If an investor takes any distributions or dividends in cash instead of allowing them to be reinvested, or if an investor redeems any shares before the Guarantee Maturity Date, the investor's guaranteed amount will be reduced on a proportionate basis. The Fund's Guarantee is backed by [an unconditional irrevocable financial guarantee pursuant to a financial guarantee
       insurance policy issued to the Fund by     /a performance guarantee
       provided by BA Advisors pursuant to the terms of the investment advisory agreement with BA Advisors]. The Guarantor is ...

      .Investment strategy risk - The team uses an asset allocation strategy to try to achieve capital growth consistent with the guaranteed return of principal. There is a risk that the mix of investments will not achieve this objective and the allocation process may result in the Fund underperforming other equity funds when equity securities are rising in value and underperforming other fixed income funds when fixed income securities are favored. The fact that the asset allocation strategy is designed to shift assets away from equity securities when they are declining in value and towards equity securities when they are increasing in value increases the risk of underperformance. The Master Portfolio is considered to be non-diversified because it may hold fewer investments than other kinds of equity funds. This increases the risk that its value could go down significantly if even only one of its investments performs poorly. In addition, the Master Portfolio's principal investment strategies expose it to certain risks such as those associated with investing in stock markets in general, investing in technology and technology-related companies and investing in foreign securities. These investment risks can negatively affect the value of the Master Portfolio and can also indirectly affect the value of the Fund's shares because of the Fund's investment in the Master Portfolio.

      .Asset allocation risks - If interest rates decline during the Guarantee
       Period and especially if they are low at the beginning of the Guarantee Period, BAS may allocate a large percentage of the Fund's assets to the fixed income portion of the Fund in order to increase the likelihood of preserving the value of the Fund as measured at the inception of the Guarantee Period. In addition, if the equity markets experience a significant decline during the Guarantee Period, BAS may reallocate additional Fund assets to the fixed income portion of the Fund. If all of the Fund's assets are reallocated to the fixed income portion, the reallocation will be irreversible. If this were to occur, the Fund would not participate in a subsequent rise in the equity markets. The asset allocation process may increase the Fund's portfolio turnover rate resulting in additional transaction costs, such as brokerage commissions. The asset allocation process may also result in the realization of additional taxable gains, and a larger portion of Fund gains being treated as short-term capital gain taxable to shareholders as ordinary income when distributed. Shareholders may receive taxable distributions of income from investments included in the fixed income portion of the Fund even when the Fund has capital losses from investments included in its equity portion.

      .Guarantee Period risks [if affiliated guarantee provided] - The performance Guarantee creates an incentive for BAS to manage the allocation and reallocation of the Fund's assets, and Marsico Capital and BACAP to manage their portions of the portfolios, in a more conservative manner than would sub-advisers that are not affiliated with the Guarantee provider under the same circumstances. This is because investment losses could cause the Fund's value to decline to a level that would require an affiliate to reimburse the Fund at the end of the Guarantee Period pursuant to the performance Guarantee.

      .Tax considerations - Any capital gain distributions and any dividends that the Fund distributes to investors are taxable to investors even if the distributions are reinvested in the Fund. Zero coupon bonds generate taxable income each year without generating cash for distributions or to enable shareholders to pay taxes due on such income. [Any payment received by the Fund under the Guarantee will likely be treated as capital gain of the Fund. Such gain would be taxable to shareholders except to the extent that it is offset by any capital losses allowable to the Fund.]

      .Redemption of shares - Shares of the Fund may decline in value and an investor may lose money on his or her investment in the Fund if the investor sells Fund shares before the Guarantee Maturity Date.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if BAS significantly changes the asset allocation). If this does happen, the Fund's portfolio will be less diversified.

[Graphic]
    THERE ARE TWO KINDS OF FEES --SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.


[Graphic]
    THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

          SHAREHOLDER FEES                                    Primary A
          (FEES PAID DIRECTLY FROM YOUR INVESTMENT)            Shares
           Maximum sales charge (load) imposed on purchases      none
           Maximum deferred sales charge (load)                  none

          ANNUAL FUND OPERATING EXPENSES
          (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)
           Management fees/1/                                     [  ]%
           Other expenses/2/                                      [  ]%
                                                                -----
           Total direct annual Fund operating expenses            [  ]%
                                                                =====

/1/ManagementFees shown assume that all of the Fund's assets are allocated to fixed income securities, resulting in the maximum fees payable under the investment advisory contract.
/2/Otherexpenses are based on estimates.

  ----------------------------------------------------------------------------
  Indirect expenses applied only to equity portion                       [  ]%
  Total direct and indirect expenses (anticipated initial allocation)/3/ [  ]%
  ----------------------------------------------------------------------------

/3/Dependingon interest rates and other market conditions at the beginning of the Guarantee Period, the initial allocation to equities is anticipated to be between [50]% and [60]%, with the remainder allocated to fixed income securities. The amount shown assumes a [ ]% allocation to equities. Assuming a full allocation to fixed income, the total direct and indirect expenses would be [ ]%, and assuming a full allocation to equities, the total direct and indirect expenses would be [ ]%.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above under Total direct and indirect expenses (anticipated initial allocation)

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 year 3 years
                        Primary A Shares

[Graphic]
      Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

  .Changing investment objective and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

  .Holding other kinds of investments - The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The analysts can also choose not to invest in specific securities described in this prospectus and in the SAI.

  .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest up to 25% of its assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Fund.

  .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

  .Securities lending program - The Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

  .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

  .Portfolio turnover - A fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable to shareholders as ordinary income, which generally are taxed at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations Marsico Principal Protection Fund is expected to be no more than [ ]%.

  .Post Guarantee Period - Following the Guarantee Maturity Date it is anticipated that all of the assets of the Fund will be invested in the Master Portfolio. In addition, it is anticipated that the advisory services of BA Advisors and the sub-advisory services of BAS and BACAP will be terminated because there will no longer be any need for those parties to allocate assets to or manage a fixed income portion of the Fund. It is possible that management will propose that the Fund reorganize into Nations Marsico Focused Equities Fund which also invests all of its assets in the Master Portfolio. It is anticipated that any reorganization would be conducted on a tax-free basis, would be subject to Board approval and may be subject to shareholder approval as well.

[Graphic]
    BANC OF AMERICA ADVISORS, LLC

    ONE BANK OF AMERICA PLAZA
    CHARLOTTE, NORTH CAROLINA
    28255



[Graphic]

       HOW THE FUND IS MANAGED

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

The following chart shows the maximum advisory fees BA Advisors can receive for managing the Fund as a whole and for managing the fixed income portion of the Fund. BA Advisors also receives an advisory fee from the Master Portfolio:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                                                         Maximum
                                                                         advisory
 Nations Marsico Principal Protection Fund                                 fee
As a % of average daily net assets of the Fund as a whole                  [  ] %
                                                                           [  ] %
As a % of average daily net assets allocated to fixed income securities  --------
Total annual investment advisory fee/1/                                    [  ] %

/1/Themaximum total annual advisory fee shown assumes that all of the Fund's assets are invested in fixed income securities, but it is anticipated that, at least at the beginning of the Guarantee Period, less than half of the assets will be so invested.

INVESTMENT SUB-ADVISERS
Nations Funds and BA Advisors engage investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and Nations Funds have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund

[Graphic]
    BANC OF AMERICA
    SECURITIES LLC

    ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255

[Graphic]
    BANC OF AMERICA
    CAPITAL MANAGEMENT, LLC

    ONE BANK OF AMERICA PLAZA
    CHARLOTTE, NORTH CAROLINA
    28255


[Graphic]
    MARSICO CAPITAL
    MANAGEMENT, LLC

    1200 17TH STREET
    SUITE 1300
    DENVER, COLORADO 80202



shareholders. BA Advisors or a Fund will inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

BANC OF AMERICA SECURITIES LLC
BAS is a registered investment adviser and a wholly-owned subsidiary of Bank of America Corporation. [Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.]

Currently managing more than $7 billion, BAS acts as investment manager for individuals, corporations and financial institutions. BAS's Equity Products Group makes the day-to-day asset allocation decisions for the Fund.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the fixed income portion of Nations Marsico Principal Protection Fund. BACAP's Quantitative Strategies Team makes the day-to-day investment decisions for the fixed income and money market portions of the Fund.

MARSICO CAPITAL MANAGEMENT, LLC
Marsico Capital is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. Marsico Capital currently has over $13 billion in assets under management. Marsico Capital is the investment sub-adviser to Nations Marsico Focused Equities Master Portfolio.

Thomas F. Marsico, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for Nations Marsico Growth & Income Master Portfolio and Nations Marsico Focused Equities Master Portfolio. Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation from 1988 until he formed Marsico Capital in September 1997. He has more than 20 years of experience as a securities analyst and portfolio manager.

[Graphic]
    STEPHENS INC.

    111 CENTER STREET
    LITTLE ROCK, ARKANSAS 72201

    THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO REFERRED TO AS A SELLING OR SERVICING AGENT. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

[Graphic]
    PFPC INC.

    400 BELLEVUE PARKWAY
    WILMINGTON, DELAWARE 19809



OTHER SERVICE PROVIDERS
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of [0.22%] for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------

[Graphic]
    WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A redemption.



[Graphic]

       Buying, selling and exchanging shares

This prospectus offers Primary A Shares of the Fund. Here are some general rules about this class of shares:

  .Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

   .Bank of America and certain of its affiliates

   .certain other financial institutions and intermediaries, including financial planners and investment advisers

   .institutional investors

   .charitable foundations

   .endowments

   .other Funds in the Nations Funds Family

  .The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Primary A Shares.

  .There is no minimum amount for additional investments.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions, or you need help placing an order.

[Graphic]
    A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

    THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


[Graphic]
    THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.


HOW SHARES ARE PRICED
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN THE FUND
The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When the Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Fund could change on days when Fund shares may not be bought or sold.

HOW ORDERS ARE PROCESSED
Orders to buy shares will only be processed during the Offering Period. All orders to buy shares must be received by Stephens, PFPC or their agents
by  :    .m. Eastern time on       , 2002 or such later date determined by BA
Advisors. Orders to buy shares received after such time will not be invested in the Fund, except under special circumstances as determined by the Fund's Board. Orders to sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     BUYING SHARES

     Here are some general rules for buying shares:

       .You may only buy shares of the Fund during the Offering Period. The
        Offering Period is expect to run from        , 2002 through      , 2002
        although BA Advisors reserves the right to extend the Offering Period
        until no later than        , 2002.

       .You buy Primary A Shares at net asset value per share.

       .If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

       .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

       .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

       .Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[Graphic]
    YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.



[Graphic]
      SELLING SHARES

      Here are some general rules for selling shares:

       .Investors may redeem shares at any time, however, any redemptions made prior to the Guarantee Maturity Date will be made at net asset value, less any applicable sales charges, and are not eligible for the Guarantee.

       .We normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order.

       .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

       .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

       .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

       .We can delay payment of the sale proceeds for up to seven days.

       .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

       .[if the value of your account falls below $500 because of redemptions.
        We'll give you 60 days notice in writing if we're going to do this (remove?)]

       .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

       .under certain other circumstances allowed under the 1940 Act

[Graphic]
     EXCHANGING SHARES

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes. You will not be allowed to exchange back into this Fund if you exchange your shares into another Nations Fund.

     Here's how exchanges work:

       .You can exchange Primary A Shares of the Fund for Primary A Shares of any other Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Reserves Money Market Funds.

       .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

       .You may only make exchanges into a Fund that is legally sold in your state of residence.

       .You generally may only make an exchange into a Fund that is accepting investments.

       .We may limit the number of exchanges you can make within a specified period of time.

       .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[Graphic]
    THE POWER OF COMPOUNDING

    REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

    PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.


[Graphic]

        Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

The Fund distributes any net realized capital gain at least once a year. The Fund declares and pays distributions of net investment income quarterly. Zero coupon bonds generate taxable income each year without generating cash for distributions or to enable shareholders to pay taxes due on such income.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. The Fund has built up, or has the potential to build up, high levels of unrealized capital gain.

[Graphic]
    THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY IF YOU HOLD YOUR SHARES THROUGH
    A TAX-ADVANTAGED ACCOUNT, SUCH AS AN INDIVIDUAL RETIREMENT ACCOUNT, OR IF YOU ARE A TAX-EXEMPT INVESTOR. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

    [Graphic]

    FOR MORE INFORMATION ABOUT
    TAXES, PLEASE SEE THE SAI.



HOW TAXES AFFECT YOUR INVESTMENT
Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status and how much of the income from zero coupon bonds has been allocated to you. Foreign, state and local taxes may also apply to these distributions and this income.

U.S. GOVERNMENT OBLIGATIONS
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. [Any such capital gain or loss will be long-term capital gain or loss if you have held such Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses will be disallowed.] The Guarantee does not include taxes owed or paid by a shareholder in connection with a redemption or exchange of Fund shares or Fund distributions to the shareholder.

TAXATION OF THE GUARANTEE
[Any payment received by the Fund under the Guarantee will likely be treated as capital gain to the Fund. Such gain would be taxable to shareholders except to the extent that it is offset by any capital losses allowable to the Fund.]

[Graphic]
    THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.



[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

        SEC file number:
        Nations Funds Trust, 811-09645

        [            ]



[Graphic]
      Where to find more information

You'll find more information about Nations Marsico Principal Protection Fund in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

[Graphic]
     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1.202.942.8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.







                                                    [LOGO] Nations Funds

PRELIMINARY PROSPECTUS DATED [    ]. 2002
SUBJECT TO COMPLETION

                                    [Graphic]








        Nations Marsico
        Principal Protection Fund

        PROSPECTUS --  INVESTOR A, B AND C SHARES

        [        ], 2002




  THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
  -----------------
   Not FDIC Insured
    May Lose Value
  No Bank Guarantee
  -----------------

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                                                            [LOGO] Nations Funds

An overview of the Fund
--------------------------------------------------------------------------------

                                    [Graphic]
    TERMS USED IN THIS PROSPECTUS

    IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.

                                        [Graphic]


     YOU'LL FIND Terms used in
     this prospectus ON PAGE 34.

    YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND [EXCEPT FOR THE
    LIMITED PERFORMANCE GUARANTEE PROVIDED BY        ,] IS NOT INSURED OR
    GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

    AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND.


This booklet, which is called a prospectus, tells you about Nations Marsico Principal Protection Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions. The Fund has an Offering Period and a Guarantee Period. Shares of the Fund will be offered for sale during the Offering Period but will not be offered during the Guarantee Period, except in connection with the reinvestment of dividends. The
Offering Period is expected to run from       , 2002 through       , 2002
although Banc of America Advisors, LLC (BA Advisors) reserves the right to
extend the Offering Period until no later than       , 2002. This prospectus
describes the Fund during the Offering Period and the Guarantee Period. The Fund will be managed differently after the end of the five-year Guarantee Period.

ABOUT THE FUND
Nations Marsico Principal Protection Fund guarantees that the value of each investor's account on a specified date will be no less than the value of that investor's account as of the inception of the Guarantee Period less certain fees and expenses, provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. Nations Marsico Principal Protection Fund invests in a mix of equity and fixed income securities, as well as money market instruments.
There's always the risk that you may not earn as much as you expect.

IS THIS FUND RIGHT FOR YOU?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations Marsico Principal Protection Fund focuses on capital appreciation consistent with the guaranteed return of principal (less certain fees and expenses) at the end of five years. It may be suitable for you if:
  .you have longer-term investment goals of at least five years
  .it's part of a balanced portfolio
  .you seek growth of capital but want to place a premium on preservation of capital

It may not be suitable for you if:
  .you have short-term investment goals
  .you're looking for a regular stream of income

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

FOR MORE INFORMATION
If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------

                                    [Graphic]
    BANC OF AMERICA ADVISORS, LLC

    BA ADVISORS IS THE INVESTMENT ADVISER TO THE FUND. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED SUB-ADVISERS WHICH ARE RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

                                        [Graphic]


     YOU'LL FIND MORE ABOUT BACAP ADVISORS AND
      THE SUB-ADVISERS STARTING ON PAGE 12.



        About the Fund              [Graphic]

       NATIONS MARSICO PRINCIPAL PROTECTION FUND                      4
       Sub-advisers: Banc of America Securities LLC, Banc of America
       Capital Management, LLC and Marsico Capital Management,
       LLC
       -----------------------------------------------------------------
       OTHER IMPORTANT INFORMATION                                   10
       -----------------------------------------------------------------
       HOW THE FUND IS MANAGED                                       12

        About your investment       [Graphic]

             INFORMATION FOR INVESTORS
               Choosing a share class                            15
                 About Investor A Shares                         16
                   Front-end sales charge                        16
                   Contingent deferred sales charge              17
                 About Investor B Shares                         17
                   Contingent deferred sales charge              17
                 About Investor C Shares                         19
                   Contingent deferred sales charge              19
               Buying, selling and exchanging shares             23
                 How orders are processed                        25
               How selling and servicing agents are paid         30
               Distributions and taxes                           32
             TERMS USED IN THIS PROSPECTUS                       35
             ------------------------------------------------------
             WHERE TO FIND MORE INFORMATION              BACK COVER

                                    [Graphic]
    ABOUT THE SUB-ADVISERS

    THIS FUND IS MANAGED BY MULTIPLE SUB-ADVISERS: BANC OF AMERICA SECURITIES LLC (BAS), BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) AND INDIRECTLY BY MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL). BAS'S EQUITY FINANCIAL PRODUCTS GROUP USES AN OBJECTIVE FORMULA TO DETERMINE THE PERCENTAGE OF ASSETS THAT WILL BE ALLOCATED TO THE EQUITY PORTION AND FIXED INCOME PORTION OF THE FUND. BACAP'S QUANTITATIVE STRATEGIES TEAM MAKES THE DAY-TO-DAY DECISIONS FOR THE PORTION OF THE FUND ALLOCATED TO FIXED INCOME SECURITIES. THE PORTION OF THE FUND ALLOCATED TO EQUITY SECURITIES WILL BE INVESTED IN NATIONS MARSICO FOCUSED EQUITIES MASTER PORTFOLIO (THE MASTER PORTFOLIO). BA ADVISORS IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER AND MARSICO CAPITAL IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER FOR THE MASTER PORTFOLIO AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.

                                        [Graphic]


    YOU'LL FIND MORE ABOUT
    BAS, BACAP, MARSICO CAPITAL AND MR. MARSICO ON PAGE 13.


NATIONS MARSICO PRINCIPAL PROTECTION FUND

                                    [Graphic]

     INVESTMENT OBJECTIVE
     The Fund seeks capital appreciation consistent with the guaranteed return of an original investment (excluding certain fees and expenses) at the end of a five year period.

                                    [Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     During the Offering Period, the Fund (which is non-diversified) will be invested primarily in money market instruments, short-term debt securities and cash. During the five-year Guarantee Period the Fund will invest in a mix of equity and fixed income securities, as well as cash equivalents.

BAS will determine the initial allocation of assets between the equity portion and the fixed income portion of the Fund and will monitor and adjust the allocation on an ongoing basis. The allocation and reallocation process will be based upon an objective formula and will focus upon meeting the Fund's
Guarantee that the value of each investor's account as of a specified date will be no less than the value of that investor's account as of the beginning of the Guarantee Period, less certain fees and expenses, provided that a shareholder's dividends and distributions have been reinvested and a shareholder's shares have not been redeemed. Depending on interest rates and other market conditions at the beginning of the Guarantee Period, it is anticipated that between 50% and 60% of the Fund's assets will be allocated to the equity portion, with the remainder allocated to the fixed income portion. Under normal circumstances, as the market value of the equity portion of the Fund rises, more assets will be allocated to equity investments, and as the market value of the equity portion of the Fund declines, more assets will be allocated to fixed income investments.

The fixed income securities the Fund will invest in are primarily zero-coupon bonds issued by the U. S. Treasury; however, the Fund also may invest in other U.S. Treasury obligations, zero-coupon bonds of other issuers and investment grade commercial paper.

The equity portion of the Fund will be invested in Nations Marsico Focused Equities Master Portfolio. The Master Portfolio's investment objective is to seek long-term growth. The Master Portfolio normally invests at least 65% of its assets in common stocks of large companies. The Master Portfolio, which is non-diversified, generally holds a core position of 20 to 30 common stocks. It may invest up to 25% of its assets in foreign securities.

The Fund and the Master Portfolio may also invest in securities that aren't part of their principal investment strategies, but they won't hold more than 10% of their assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the

                                    [Graphic]
     WHAT IS A FOCUSED FUND?

    A FOCUSED FUND LIKE THE MASTER PORTFOLIO INVESTS IN A SMALL NUMBER OF COMPANIES WITH EARNINGS THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY. THE MASTER PORTFOLIO FOCUSES ON LARGE, ESTABLISHED AND WELL-KNOWN U.S. COMPANIES.

    BECAUSE A FOCUSED FUND HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS, IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT MAY EARN RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

                                       [Graphic]


    YOU'LL FIND MORE ABOUT
    OTHER RISKS OF INVESTING IN
    THIS FUND IN Other important information AND IN THE SAI.

regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (strong balance sheet, improving returns on equity, ability to generate free cash flow), strong management and reasonable valuations in the context of projected growth rates.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit it to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models are comprised of quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, and for other reasons.

The Fund will typically sell a security only when the Fund's asset allocation changes.

                                    [Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Marsico Principal Protection Fund has the following risks:

      .Offering Period - If the Fund does not reach $75 million in assets by the end of the Offering Period, or in the event of adverse market conditions or extreme market volatility during the Offering Period, the Fund's Board may approve the liquidation of the Fund. If the Board makes such a determination, the Fund will not commence the Guarantee Period and will continue to be invested in money market instruments, short-term debt securities and cash until its liquidation is complete. If this occurs, shareholders will be entitled to receive the greater of: (1) their initial investment amount including any sales loads paid or (2) the then current net asset value of their shares.

      .The Guarantee - The Guarantee Period runs from the last day of the
       Offering Period through the same date five years later (Guarantee Maturity Date). The Fund guarantees that each investor will be entitled to redeem his or her shares on the Guarantee Maturity Date for an amount no less than the net asset value of such shares at the inception of the Guarantee Period less any applicable sales loads, distribution (12b-1) and shareholder servicing fees, provided that all dividends and distributions are reinvested and no shares have been redeemed (Guarantee). If an investor takes any distributions or dividends in cash instead of allowing them to be reinvested, or if an investor redeems any shares before the Guarantee Maturity Date, the investor's guaranteed amount will be reduced on a proportionate basis. The Fund's Guarantee is backed by [an unconditional irrevocable financial guarantee pursuant to a financial guarantee
       insurance policy issued to the Fund by     /a performance guarantee
       provided by BA Advisors pursuant to the terms of the investment advisory agreement with BA Advisors]. The Guarantor is ...

      .Investment strategy risk - The team uses an asset allocation strategy to try to achieve capital growth consistent with the guaranteed return of principal. There is a risk that the mix of investments will not achieve this objective and the allocation process may result in the Fund underperforming other equity funds when equity securities are rising in value and underperforming other fixed income funds when fixed income securities are favored. The fact that the asset allocation strategy is designed to shift assets away from equity securities when they are declining in value and towards equity securities when they are increasing in value increases the risk of underperformance. The Master Portfolio is considered to be non-diversified because it may hold fewer investments than other kinds of equity funds. This increases the risk that its value could go down significantly if even only one of its investments performs poorly. In addition, the Master Portfolio's principal investment strategies expose it to certain risks such as those associated with investing in stock markets in general, investing in technology and technology-related companies and investing in foreign securities. These investment risks can negatively affect the value of the Master Portfolio and can also indirectly affect the value of the Fund's shares because of the Fund's investment in the Master Portfolio.

      .Asset allocation risks - If interest rates decline during the Guarantee
       Period and especially if they are low at the beginning of the Guarantee Period, BAS may allocate a large percentage of the Fund's assets to the fixed income portion of the Fund in order to increase the likelihood of preserving the value of the Fund as measured at the inception of the Guarantee Period. In addition, if the equity markets experience a significant decline during the Guarantee Period, BAS may reallocate additional Fund assets to the fixed income portion of the Fund. If all of the Fund's assets are reallocated to the fixed income portion, the reallocation will be irreversible. If this were to occur, the Fund would not participate in a subsequent rise in the equity markets. The asset allocation process may increase the Fund's portfolio turnover rate resulting in additional transaction costs, such as brokerage commissions. The asset allocation process may also result in the realization of additional taxable gains, and a larger portion of Fund gains being treated as short-term capital gain taxable to shareholders as ordinary income when distributed. Shareholders may receive taxable distributions of income from investments included in the fixed income portion of the Fund even when the Fund has capital losses from investments included in its equity portion.

      .Guarantee Period risks [if affiliated guarantee provided] - The performance Guarantee creates an incentive for BAS to manage the allocation and reallocation of the Fund's assets, and Marsico Capital and BACAP to manage their portions of the portfolios, in a more conservative manner than would sub-advisers that are not affiliated with the Guarantee provider under the same circumstances. This is because investment losses could cause the Fund's value to decline to a level that would require an affiliate to reimburse the Fund at the end of the Guarantee Period pursuant to the performance Guarantee.

      .Tax considerations - Any capital gain distributions and any dividends that the Fund distributes to investors are taxable to investors even if the distributions are reinvested in the Fund. Zero coupon bonds generate taxable income each year without generating cash for distributions or to enable shareholders to pay taxes due on such income. [Any payment received by the Fund under the Guarantee will likely be treated as capital gain to the Fund. Such gain would be taxable to shareholders except to the extent that it is offset by any capital losses allowable to the Fund.]

      .Redemption of shares - Shares of the Fund may decline in value and an investor may lose money on his or her investment in the Fund if the investor sells Fund shares before the Guarantee Maturity Date.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if BAS significantly changes the asset allocation). If this does happen, the Fund's portfolio will be less diversified

                                    [Graphic]

     A LOOK AT THE FUND'S PERFORMANCE
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

                                    [Graphic]
    THERE ARE TWO KINDS OF FEES --SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.



                                    [Graphic]

     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   SHAREHOLDER FEES                          Investor A Investor B Investor C
   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Shares     Shares     Shares
     Maximum sales charge (load)
     imposed on purchases,
     as a % of offering price                   5.75%      none       none
     Maximum deferred sales charge (load)
     as a % of the lower of the original
     purchase price or net asset value        none/1/     5.00%/2/   1.00%/3/

   ANNUAL FUND OPERATING EXPENSES//
   (Expenses that are deducted from the Fund's assets)
     Management fees/4/                         [  ]%     [  ]%      [  ]%
     Distribution (12b-1) and shareholder
     servicing fees                             0.25%     1.00%      1.00%
     Other expenses/5/                          [  ]%     [  ]%      [  ]%
                                              -------     -----      -----
     Total direct annual Fund operating
     expenses                                   [  ]%     [  ]%      [  ]%
                                              =======     =====      =====

     /1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class - About Investor A Shares - Contingent deferred sales charge for details. /

     /2/ This charge decreases over time. Please see Choosing a share class - About Investor B Shares - Contingent deferred sales charge for details. /

     /3/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details. /

     /4/ Management Fees shown assume that all of the Fund's assets are allocated to fixed income securities, resulting in the maximum fees payable under the investment advisory contract.

     /5/ Other expenses are based on estimates.

   -------------------------------------------------------------------------
   Indirect expenses applied only to equity portion        [  ]% [  ]% [  ]%
   Total direct and indirect expenses (anticipated initial
   allocation)/6/                                          [  ]% [  ]% [  ]%
                                                           ===== ===== =====
   -------------------------------------------------------------------------

     /6/ Depending on interest rates and other market conditions at the beginning of the Guarantee Period, the initial allocation to equities is anticipated to be between [50%] and [60%], with the remainder allocated to fixed income securities. The amount shown assumes a [ ]% allocation to equities. Assuming a full allocation to fixed income, the total direct and indirect expenses would be [ ]%, and assuming a full allocation to equities, the total direct and indirect expenses would be [ ]%.

[Graphic]
    THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.



     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above under Total direct and indirect expenses (anticipated initial allocation)

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year 3 years
                        Investor A Shares   $       $
                        Investor B Shares   $       $
                        Investor C Shares   $       $

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                          1 year 3 years
                        Investor B Shares   $       $
                        Investor C Shares   $       $

                                    [Graphic]

      Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

  .Changing investment objective and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

  .Holding other kinds of investments - The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The analysts can also choose not to invest in specific securities described in this prospectus and in the SAI.

  .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest up to 25% of its assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Fund.

  .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

  .Securities lending program - The Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

  .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

  .Portfolio turnover - A fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable to shareholders as ordinary income, which generally are taxed at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations Marsico Principal Protection Fund is expected to be no more than [ ]%.

  .Post Guarantee Period - Following the Guarantee Maturity Date it is anticipated that all of the assets of the Fund will be invested in the Master Portfolio. In addition, it is anticipated that the advisory services of BA Advisors and the sub-advisory services of BAS and BACAP will be terminated because there will no longer be any need for those parties to allocate assets to or manage a fixed income portion of the Fund. It is possible that management will propose that the Fund reorganize into Nations Marsico Focused Equities Fund which also invests all of its assets in the Master Portfolio. It is anticipated that any reorganization would be conducted on a tax-free basis, would be subject to Board approval and may be subject to shareholder approval as well.

[Graphic]
    BANC OF AMERICA ADVISORS, LLC

    ONE BANK OF AMERICA PLAZA
    CHARLOTTE, NORTH CAROLINA 28255



                                    [Graphic]

        How the Fund is managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

The following chart shows the maximum advisory fees BA Advisors can receive for managing the Fund as a whole and for managing the fixed income portion of the Fund. BA Advisors also receives an advisory fee from the Master Portfolio:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                         Maximum
                                                                         advisory
 Nations Marsico Principal Protection Fund                                 fee
As a % of average daily net assets of the Fund as a whole                  [  ] %
                                                                           [  ] %
As a % of average daily net assets allocated to fixed income securities  --------
Total annual investment advisory fee/1/                                    [  ] %

/1/The maximum total annual advisory fee shown assumes that all of the Fund's assets are invested in fixed income securities, but it is anticipated that, at least at the beginning of the Guarantee Period, less than half of the assets will be so invested.

INVESTMENT SUB-ADVISER
Nations Funds and BA Advisors engage investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has

                                    [Graphic]
    BANC BANC OF AMERICA
    SECURITIES LLC

    ONE BANK OF AMERICA PLAZA
    CHARLOTTE, NORTH CAROLINA 28255


                                    [Graphic]
    BANC BANC OF AMERICA
    CAPITAL MANAGEMENT, LLC

    ONE BANK OF AMERICA PLAZA
    CHARLOTTE, NORTH CAROLINA
    28255

                                    [Graphic]
    MARSICO MARSICO CAPITAL
    MANAGEMENT, LLC

    1200 17TH STREET
    SUITE 1300
    DENVER, COLORADO 80202


approved the proposed action and believes that the action is in shareholder's best interests. BA Advisors and the Fund have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

BANC OF AMERICA SECURITIES LLC
BAS is a registered investment adviser and a wholly-owned subsidiary of Bank of America Corporation. [Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.]

Currently managing more than $7 billion, BAS acts as investment manager for individuals, corporations and financial institutions. BAS's Equity Products Group makes the day-to-day asset allocation decisions for the Fund.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the fixed income portion of Nations Marsico Principal Protection Fund. BACAP's Quantitative Strategies Team makes the day-to-day investment decisions for the fixed income and money market portions of the Fund.

MARSICO CAPITAL MANAGEMENT, LLC
Marsico Capital is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. Marsico Capital currently has over $13 billion in assets under management. Marsico Capital is the investment sub-adviser to Nations Marsico Focused Equities Master Portfolio.

Thomas F. Marsico, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for Nations Marsico Growth & Income Master Portfolio and Nations Marsico Focused Equities Master Portfolio. Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation from 1988 until he formed Marsico Capital in September 1997. He has more than 20 years of experience as a securities analyst and portfolio manager.

                                    [Graphic]
    STEPHENS INC.

    111 CENTER STREET
    LITTLE ROCK, ARKANSAS 72201

                                    [Graphic]
    PFPC INC.

    400 BELLEVUE PARKWAY
    WILMINGTON, DELAWARE 19809


OTHER SERVICE PROVIDERS
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of [0.22%] for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


                                    [Graphic]

    WE'VE USED THE TERM, investment professional, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. Selling agent OR servicing agent (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

                                    [Graphic]


     FOR MORE INFORMATION ABOUT HOW TO CHOOSE A SHARE CLASS, CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL US AT 1.800.321.7854.

                                    [Graphic]



     BEFORE YOU INVEST, PLEASE NOTE THAT OVER TIME, DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES WILL INCREASE THE COST OF YOUR INVESTMENT, AND MAY COST YOU MORE THAN ANY SALES CHARGES YOU MAY PAY. FOR MORE INFORMATION, SEE HOW SELLING AND SERVICING AGENTS ARE PAID.



                                    [Graphic]

     Choosing a share class

Before you can invest in the Fund, you'll need to choose a share class. There are three classes of shares of the Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                    Investor A     Investor B        Investor C
                      Shares         Shares            Shares
Maximum amount       no limit       $250,000          no limit
you can buy
Maximum front-end     5.75%           none              none
sales charge
Maximum deferred     none/1/        5.00%/2/          1.00%/3/
sales charge
Maximum annual        0.25%           0.75%             0.75%
distribution       distribution   distribution      distribution
and shareholder      (12b-1)/    (12b-1) fee and   (12b-1) fee and
servicing fees     service fee  0.25% service fee 0.25% service fee
Conversion feature     none            yes              none

/1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class - About Investor A
   Shares - Contingent deferred sales charge for details.

/2/This charge decreases over time. Please see Choosing a share class - About
   Investor B Shares - Contingent deferred sales charge for details.

/3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Fund, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

                                    [Graphic]

    THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

    THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.



Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Fund. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

                                    [Graphic]


     ABOUT INVESTOR A SHARES

     There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

     FRONT-END SALES CHARGE
     You'll pay a front-end sales charge when you buy Investor A Shares, unless:

      .you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge - Front end sales charges

      .you're reinvesting distributions

     The sales charge you'll pay depends on the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

                                                              Amount
                                                        retained by selling
                          Sales charge   Sales charge         agents
                         as a % of the   as a % of the     as a % of the
                         offering price net asset value   offering price
     Amount you bought     per share       per share         per share
     $0 - $49,999            5.75%           6.10%            5.00%
     $50,000 - $ 99,999      4.50%           4.71%            3.75%
     $100,000 - $249,999     3.50%           3.63%            2.75%
     $250,000 - $499,999     2.50%           2.56%            2.00%
     $500,000 - $999,999     2.00%           2.04%            1.75%
     $1,000,000 or more      0.00%           0.00%           1.00%/1/

  /1/ 1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.

     CONTINGENT DEFERRED SALES CHARGE
     If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

      .If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

     The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

     You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

                                    [Graphic]


     ABOUT INVESTOR B SHARES

     You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

     CONTINGENT DEFERRED SALES CHARGE
     You'll pay a CDSC when you sell your Investor B Shares, unless:

      .you bought the shares on or after January 1, 1996 and before August 1,
       1997

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

     The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

If you sell your shares
during the following
year:                                          You'll pay a CDSC of:
---------------------------------------------------------------------------------------------
                                                                          Shares
                                                                            you
                                                                          bought     Shares
                          Shares                                        on or after   you
                        you bought      Shares you bought between        1/1/1996    bought
                          after          8/1/1997 and 11/15/1998        and before   before
                        11/15/1998      in the following amounts:        8/1/1997   1/1/1996
                        ---------- ------------------------------------ ----------- --------
                                                  $250,000 - $500,000 -
                                   $0 -  $249,999  $499,999   $999,999
  the first year you
  own them                 5.0%         5.0%         3.0%       2.0%       none       5.0%
  the second year
  you own them             4.0%         4.0%         2.0%       1.0%       none       4.0%
  the third year you
  own them                 3.0%         3.0%         1.0%       none       none       3.0%
  the fourth year
  you own them             3.0%         3.0%         none       none       none       2.0%
  the fifth year you
  own them                 2.0%         2.0%         none       none       none       2.0%
  the sixth year you
  own them                 1.0%         1.0%         none       none       none       1.0%
  after six years of
  owning them              none         none         none       none       none       none

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

     ABOUT THE CONVERSION FEATURE
     Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                             Will convert to Investor A Shares
Investor B Shares you bought    after you've owned them for
  after November 15, 1998               eight years
  between August 1, 1997
  and November 15, 1998
    $0 - $249,000                       nine years
    $250,000 - $499,999                  six years
    $500,000 -- $999,999                five years
  before August 1, 1997                 nine years

     The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

     Here's how the conversion works:

      .We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

      .Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on those shares will convert to Investor A Shares at the same time.

      .You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

      .Investor B Shares that you received from an exchange of Investor B
       Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

      .Conversions are free from federal tax.

                                    [Graphic]

     ABOUT INVESTOR C SHARES

     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

     CONTINGENT DEFERRED SALES CHARGE
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

                                    [Graphic]
    PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF SALES CHARGES.

    YOU SHOULD TELL YOUR INVESTMENT PROFESSIONAL THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER BEFORE BUYING SHARES.

    WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.



     WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE

     FRONT-END SALES CHARGES
     (Investor A Shares)

     There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

      .Combine purchases you've already made
       Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Funds, don't qualify for rights of accumulation.

      .Combine purchases you plan to make
       By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

       .You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

       .Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

       .If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

       .Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

       .If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

      .Combine purchases with family members
       You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

     The following investors can buy Investor A Shares without paying a front-end sales charge:

      .full-time employees and retired employees of Bank of America Corporation
       (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

      .banks, trust companies and thrift institutions, acting as fiduciaries

      .individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Fund within 90 days of the date of distribution

      .Nations Funds' Trustees, Directors and employees of its investment sub-advisers

      .registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

      .registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

      .employees or partners of any service provider to the Fund

      .investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

      .shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

     The following plans can buy Investor A Shares without paying a front-end sales charge:

      .pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

      .employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

       .have at least $500,000 invested in Investor A Shares of Nations Funds
        (except Money Market Funds), or

       .sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

       .be an employer-sponsored plan with at least 100 eligible participants, or

       .be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

       .certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

    CONTINGENT DEFERRED SALES CHARGES
     (Investor A, Investor B and Investor C Shares)

     You won't pay a CDSC on the following transactions:

      .shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

      .distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      .the following retirement plan distributions:

       .lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

       .distributions from an IRA or Custodial Account under Section 403(b)(7)
        of the tax code, following attainment of age 59 1/2

      ./a tax-free return of an excess contribution to an IRA \\

       .distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

      .payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

      .shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

      .if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

     We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America Corporation (and its predecessors) and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

                                    [Graphic]

    WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.



                                    [Graphic]

       Buying, selling and exchanging shares

You can invest in the Fund through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions or you need help placing an order.

                     Ways to
                  buy, sell or       How much you can buy,
                    exchange           sell or exchange                        Other things to know
                  ------------- ------------------------------- --------------------------------------------------
Buying shares     In a lump sum minimum initial investment      There is no limit to the amount you can invest in
                                . $1,000 for regular account    Investor A and C Shares. You can invest up to
                                . $500 for traditional and      $250,000 in Investor B Shares.
                                  Roth IRA accounts
                                . $250 for certain fee-based
                                  accounts
                                . no minimum for certain
                                  retirement plan accounts
                                  like 401(k) plans and SEP
                                  accounts, but other
                                  restrictions apply
------------------------------------------------------------------------------------------------------------------
Selling shares    In a lump sum . you can sell up to $50,000    We'll deduct any CDSC from the amount you're
                                  of your shares by             selling and send you or your selling agent the
                                  telephone, otherwise there    balance, usually within three business days of
                                  are no limits to the amount   receiving your order.
                                  you can sell
                                . other restrictions may apply  If you paid for your shares with a check that
                                  to withdrawals from           wasn't certified, we'll hold the sale proceeds
                                  retirement plan accounts      when you sell those shares for at least 15 days
                                . shares sold before the        after the trade date of the purchase, or until the
                                  Guarantee Maturity Date       check has cleared.
                                  will reduce the investor's
                                  guaranteed amount on a
                                  proportionate basis.
------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum . minimum $1,000 per            You can exchange your Investor A Shares for
                                  exchange                      Investor A shares of any other Nations Fund,
                                . you will not be allowed to    except Index Funds. You won't pay a front-end
                                  exchange back into this       sales charge, CDSC or redemption fee on the
                                  Fund if you exchange your     shares you're exchanging.
                                  shares into another
                                  Nations Fund                  You can exchange your Investor B Shares for:
                                                                . Investor B Shares of any other Nations Fund,
                                                                  except Nations Money Market Funds
                                                                . Investor B Shares of Nations Asset Allocation
                                                                  Money Market Funds
                                                                You can exchange your Investor C Shares for:
                                                                . Investor C Shares of any other Nations Fund,
                                                                  except Nations Money Market Funds
                                                                . Investor C Shares of Nations Asset Allocation
                                                                  Money Market Funds
                                                                If you received Investor C Shares of a Fund from
                                                                an exchange of Investor A Shares of a Managed
                                                                Index Fund, you can also exchange these shares
                                                                for Investor A Shares of an Index Fund.
                                                                You won't pay a CDSC on the shares you're
                                                                exchanging.

                                    [Graphic]
    A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

    THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


HOW SHARES ARE PRICED
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN THE FUND
The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When the Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Fund could change on days when Fund shares may not be bought or sold.

HOW ORDERS ARE PROCESSED
Orders to buy shares will only be processed during the Offering Period. All orders to buy shares must be received by Stephens, PFPC or their agents
by  :    .m. Eastern time on       , 2002 or such later date determined by BA
Advisors. Orders to buy shares received after such time will not be invested in the Fund, except under special circumstances as determined by the Fund's Board. Orders to sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

                                    [Graphic]
    THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

    THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.


Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

   .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

   .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

   .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

   .Telephone orders may be difficult to complete during periods of significant economic or market change.


                                    [Graphic]

     BUYING SHARES

     Here are some general rules for buying shares:

        .You may only buy shares of the Fund during the Offering Period. The
         Offering Period is expect to run from        , 2002 through      ,
         2002 although BA Advisors reserves the right to extend the Offering
         Period until no later than        , 2002.

        .You buy Investor A Shares at the offering price per share. You buy
         Investor B and Investor C Shares at net asset value per share.

        .If we don't receive your money within three business days of receiving your order, we'll refuse the order.

        .Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

        .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     MINIMUM INITIAL INVESTMENT
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        .$500 for traditional and Roth individual retirement accounts (IRAs)

        .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

        .$100 using our Systematic Investment Plan

             [Graphic]


     FOR MORE
     INFORMATION ABOUT
     TELEPHONE ORDERS, SEE
     HOW ORDERS ARE
     PROCESSED.



        .There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
         IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

                                    [Graphic]

     SELLING SHARES

     Here are some general rules for selling shares:
        .Investors may redeem shares at any time, however, any redemptions made prior to the Guarantee Maturity Date will be made at net asset value, less any applicable sales charges, and are not eligible for the Guarantee.

        .We'll deduct any CDSC from the amount you're selling and send you the balance.

        .If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

        .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

        .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

        .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

        .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

        .We can delay payment of the sale proceeds for up to seven days.

        .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

                                    [Graphic]
    YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.


     We may sell your shares:

        .[if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this]

        .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

        .under certain other circumstances allowed under the 1940 Act

                                    [Graphic]

     EXCHANGING SHARES

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes. You will not be allowed to exchange back into this Fund if you exchange your shares into another Nations Fund.

     Here's how exchanges work:

        .You must exchange at least $1,000

        .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        .You may only make exchanges into a Fund that is legally sold in your state of residence.

        .You generally may only make an exchange into a Fund that is accepting investments.

        .We may limit the number of exchanges you can make within a specified period of time.

        .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

     EXCHANGING INVESTOR A SHARES
     You can exchange Investor A Shares of the Fund for Investor A Shares of any other Nations Fund except Index Funds.

     Here are some rules for exchanging Investor A Shares:

        .You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

        .You won't pay a CDSC, if applicable, on the shares you're exchanging.
         Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

        .You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.

     EXCHANGING INVESTOR B SHARES
     You can exchange Investor B Shares of the Fund for:

       .Investor B Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor B Shares of Nations Reserves Money Market Funds

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Investor C Shares of a Nations Money Market Fund from an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

     EXCHANGING INVESTOR C SHARES
     You can exchange Investor C Shares of the Fund for:

       .Investor C Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor C Shares of Nations Reserves Money Market Funds

     If you received Investor C Shares of the Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

                                    [Graphic]
    THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

    THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

    YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.



                                    [Graphic]

      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

COMMISSIONS
Your selling agent may receive an up-front commission (reallowance) when you buy shares of the Fund. The amount of this commission depends on which share class you choose:

  .up to 5.00% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

  .up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  .up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                Maximum annual distribution (12b-1)
                                   and shareholder servicing fees
                            (as an annual % of average daily net assets)
Investor A Shares 0.25% combined distribution (12b-1) and shareholder servicing fee
Investor B Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee
Investor C Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Fund pays these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  .additional amounts on all sales of shares:

   .up to 1.00% of the offering price per share of Investor A Shares

   .up to 1.00% of the net asset value per share of Investor B Shares

   .up to 1.00% of the net asset value per share of Investor C Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Fund for services they provide.

                                    [Graphic]
    THE POWER OF COMPOUNDING

    REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

    PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.


                                    [Graphic]

      Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

The Fund distributes any net realized capital gain at least once a year. The Fund distributes net investment income quarterly. Zero coupon bonds generate taxable income each year without generating cash for distributions or to enable shareholders to pay taxes due on such income.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

                                    [Graphic]
    THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY IF YOU HOLD YOUR SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS AN INDIVIDUAL RETIREMENT ACCOUNT, OR IF YOU ARE A TAX-EXEMPT INVESTOR. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

                                        [Graphic]


     FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.


If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. The Fund has built up, or has the potential to build up, high levels of unrealized capital gain.

HOW TAXES AFFECT YOUR INVESTMENT
Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status and how much of the income from zero coupon bonds has been allocated to you. Foreign, state and local taxes may also apply to these distributions and this income.

U.S. GOVERNMENT OBLIGATIONS
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding


The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. [Any such capital gain or loss will be long-term capital gain or loss if you have held such Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses will be disallowed.] The Guarantee does not include taxes owed or paid by a shareholder in connection with a redemption or exchange of Fund shares or Fund distributions to the shareholder.

TAXATION OF THE GUARANTEE
[Any payment received by the Fund under the Guarantee will likely be treated as capital gain to the Fund. Such gain would be taxable to shareholders except to the extent that it is offset by any capital losses allowable to the Fund.]

                                    [Graphic]
    THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.


                                    [Graphic]

        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

        SEC file number:
        Nations Funds Trust, 811-09645

        [            ]



[Graphic]
       Where to find more information

You'll find more information about Nations Marsico Principal Protection Fund in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

                                    [Graphic]

     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1.202.942.8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] NATIONS FUNDS

                       Statement of Additional Information
                               Nations Funds Trust

                    Nations Marsico Principal Protection Fund

  Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares

                                March ____, 2002

     This SAI provides information relating to the above-referenced share classes representing interests in the Fund. This information supplements the information contained in the prospectuses for the Fund and is intended to be read in conjunction with the prospectuses. The SAI is not a prospectus for the Fund. See "About the SAI" for information on what the SAI is and how it should be used.

     Copies of any of the prospectuses may be obtained without charge by writing Nations Funds c/o Stephens Inc., One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Funds at 1-800-321-7854.

     For ease of use, certain terms or names that are used in this SAI have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found at the end of this SAI in Appendix B. An investor may find it helpful to review the terms and names in Appendix B before reading the SAI.

                                TABLE OF CONTENTS

ABOUT THIS SAI .............................................................................1
HISTORY OF NFST ............................................................................2
DESCRIPTION OF NATIONS FUNDS TRUST AND  THE INVESTMENTS AND RISKS OF THE FUND ..............2
  General ..................................................................................2
  Investment Policies and Limitations ......................................................2
      Fundamental Policy Restrictions ......................................................2
      Non-Fundamental Policy Restrictions ..................................................3
      Exemptive Orders .....................................................................3
  Permissible Fund Investments and Investment Techniques ...................................3
  Descriptions of Permissible Investments ..................................................4
      Bank Obligations (Domestic and Foreign) ..............................................4
      Borrowings ...........................................................................5
      Common Stock .........................................................................5
      Convertible Securities ...............................................................6
      Corporate Debt Securities ............................................................7
      Derivatives ..........................................................................7
      Foreign Securities ...................................................................8
      Futures and Options .................................................................10
      High Yield/Lower-Rated Debt Securities ..............................................12
      Money Market Instruments ............................................................14
      Other Investment Companies ..........................................................15
      Pass Through Securities (Participation Interests and Company Receipts) ..............15
      Preferred Stock .....................................................................16
      Securities Lending ..................................................................16
      Short Sales .........................................................................17
      Stripped Securities .................................................................17
      Swap Contracts ......................................................................18
      U.S. Government Obligations .........................................................18
      Variable- and Floating-Rate Instruments .............................................19
      Warrants and Rights .................................................................19
      When-Issued Purchases, Delayed Delivery and Forward Commitments .....................19
      Zero-Coupon, Pay-In-Kind and Step-Coupon Securities .................................20
  Other Considerations ....................................................................21
      Temporary Defensive Purposes ........................................................21
      Portfolio Turnover ..................................................................21
MANAGEMENT OF NFST ........................................................................21
  The Board Members and Principal Officers ................................................22
  Board Committees ........................................................................23
  Board Compensation ......................................................................24
  Nations Funds Retirement Plan ...........................................................26
  Nations Funds Deferred Compensation Plan ................................................26
  Codes of Ethics .........................................................................26
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .......................................27
INVESTMENT ADVISORY AND OTHER SERVICES ....................................................27
  Investment Adviser and Sub-Advisers .....................................................27
      BA Advisors, BACAP and BAS ..........................................................27
      Investment Advisory and Sub-Advisory Agreements .....................................28
      Expense Limitations .................................................................28
      Advisory Fee Rates ..................................................................28
      Advisory Fees Paid ..................................................................28
      Sub-Advisory Fee Rates ..............................................................29

                                       i

      Sub-Advisory Fees Paid ..............................................................29
  Co-Administrators and Sub-Administrator .................................................29
      Co-Administrators ...................................................................29
      Sub-Administrator ...................................................................29
      Co-Administration and Sub-Administration Fees Paid ..................................30
  12b-1 Plans .............................................................................30
  Expenses ................................................................................31
  Other Service Providers .................................................................31
      Transfer Agents and Custodians ......................................................31
      Independent Accountants .............................................................32
      Counsel .............................................................................32
BROKERAGE ALLOCATION AND OTHER PRACTICES ..................................................32
  General Brokerage Policy, Brokerage Transactions and Broker Selection ...................32
  Aggregate Brokerage Commissions .........................................................34
  Brokerage Commissions Paid to Affiliates ................................................34
  Directed Brokerage ......................................................................35
  Securities of Regular Broker/Dealers ....................................................35
  Monies Paid to Broker/Dealers from the Adviser's or Distributor's Profit ................35
CAPITAL STOCK .............................................................................35
  Description of Shares ...................................................................35
  NFST's Funds ............................................................................35
PURCHASE, REDEMPTION AND PRICING OF SHARES ................................................36
  Purchase, Redemption and Exchange .......................................................36
  Offering Price ..........................................................................37
INFORMATION CONCERNING TAXES ..............................................................37
  General .................................................................................37
  Equalization Accounting .................................................................38
  Excise Tax ..............................................................................38
  Investment through Master Portfolios ....................................................38
  Taxation of Fund Investments ............................................................39
  Foreign Taxes ...........................................................................40
  Distributions, Generally ................................................................40
  Capital Gain Distributions ..............................................................40
  Disposition of Fund Shares ..............................................................41
  Federal Income Tax Rates ................................................................41
  Corporate Shareholders ..................................................................41
  Foreign Shareholders ....................................................................41
  Backup Withholding ......................................................................42
  Tax-Deferred Plans ......................................................................42
  Other Matters ...........................................................................42
UNDERWRITER COMPENSATION AND PAYMENTS .....................................................42
FUND PERFORMANCE ..........................................................................43
  Advertising Fund Performance ............................................................43
  Total Return Calculations ...............................................................45
APPENDIX A ................................................................................ 1
APPENDIX B ................................................................................ 1

                                 ABOUT THIS SAI
                                 --------------

     What is the SAI?

     The SAI, or statement of additional information, is a section of the registration statement filed with the SEC relating to the Fund. It generally contains information about the Fund that the SEC has concluded is not required to be in the Fund's prospectuses, but that investors may nevertheless find useful. The information generally supplements the discussion of matters set forth in the prospectuses.

     Specifically, the SAI, among other things, provides information about Nations Funds Trust, which is the trust that "houses" the Fund; the investment policies and permissible investments of the Fund; the management of the Fund, including the Board, the investment adviser and sub-advisers; other service providers to the Fund; certain brokerage policies of the Fund; and performance information about the Fund.

     How should I use the SAI?

     The SAI is intended to be read in conjunction with the Fund's prospectuses. The SAI is not a prospectus and is not a substitute for reading any prospectus. A copy of the Fund's prospectus may be obtained by calling Nations Funds at
(800) 321-7854 or by visiting the Fund online at www.nations-funds.com.
                                                 ---------------------

     What governs the type of information that is put in the SAI?

     The information required to be included in the SAI is governed by a form (called Form N-1A) that all mutual funds must use to register their shares with the SEC and disclose information to investors. Form N-1A generally requires that every mutual fund provide certain information in its SAI (in addition to the information required to be in its prospectus), such as the investment policies and limitations of a fund, the fees that an investment adviser or sub-adviser receives for providing services to the fund and the fees directors or trustees receive from a fund. The SEC generally believes that if all mutual funds are generally required to disclose the same type of information, investors can more easily compare funds and make informed decisions about their investments.

     Is the SAI available on the Internet?

     Yes. The SAI is part of the registration statement for the Fund that is filed with the SEC electronically. The registration includes the prospectus, the SAI and other exhibits, such as various agreements and contracts. The SAI, and any supplements to it, can be found by searching the SEC's website at http://www.sec.gov/edgar/searchedgar/formpick.htm.
-------------------------------------------------

     Who may I contact for more information?

     If you have any questions about the Fund, please call Nations Funds at
(800) 321-7854 or contact your investment professional.

                                 HISTORY OF NFST
                                 ---------------

     NFST is a registered investment company in the Nations Funds Family. The Nations Funds Family currently has more than 80 distinct investment portfolios and total assets in excess of $115 billion. It was organized as a Delaware business trust on October 22, 1999. The Fund has a fiscal year end of March 31st.

                     DESCRIPTION OF NATIONS FUNDS TRUST AND
                     --------------------------------------
                     THE INVESTMENTS AND RISKS OF THE FUND
                     -------------------------------------
     General

     The Fund is an open-end, management investment companies and is non-diversified.

     Investment Policies and Limitations

     The investment objective, principal investment strategies and the principal investment risks associated with these strategies for the Fund, are discussed in the Fund's prospectus.

     The following discussion of "fundamental" and "non-fundamental" investment policies and limitations for the Fund supplements the discussion in the prospectuses for the Fund. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board, without shareholder approval.

     Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund's acquisition of such security or asset.

     Fundamental Policy Restrictions

The Fund may not:

1. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, or any obligations issued by domestic banks, and
     (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

     6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

          Non-Fundamental Policy Restrictions

     1. The Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future.

     2. The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     3. The Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     4. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

     5. The Fund may not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     6. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or the Fund segregates assets in the amount at least equal to the underlying security or asset.

     7. The Fund may not purchase securities of any one issuer (other than U.S. Government Obligations) if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.

          Exemptive Orders

          In addition to the policies outlined above, the Nations Funds Family has received the following exemptive orders from the SEC which enable the Fund to participate in certain transactions beyond the investment limitations described above or otherwise applicable restrictions:

     1. Pursuant to an exemptive order dated October 5, 1993, all current and future funds advised by BA Advisors may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including that such agreements have a maturity of not more than seven days.

     2. Pursuant to an exemptive order dated July 23, 1997, the Fund may, subject to certain conditions, use cash reserves that have not been invested in portfolio securities to purchase shares of Money Market Funds in the Nations Funds Family in excess of the limits prescribed in Section 12(d)(1) of the 1940 Act.

     3. Pursuant to an exemptive order dated December 27, 2000, the Fund may, subject to certain conditions, invest in shares of other affiliated funds in the Nations Funds Family, in excess of the limits prescribed in Section 12(d)(1) of the 1940 Act, in addition to investing directly in portfolio securities.

          Permissible Fund Investments and Investment Techniques

          The Fund's prospectus identifies and summarizes the types of securities in which it invests as part of its principal investment strategies and the risks associated with such investments. The following provides further information and greater detail about these investments and their key associated risks.

          Subject to its fundamental and non-fundamental investment policies:

     . The Fund may borrow money, lend its securities and invest in securities issued by other registered investment companies. See "Descriptions of Permissible Investments--Borrowings," "Descriptions of Permissible Investments--Securities Lending" and "Descriptions of Permissible Investments--Other Investment Companies."

     . The Fund may use derivatives for hedging purposes or for non-hedging purposes, such as seeking to enhance return. See "Descriptions of Permissible Investments--Derivatives."

     . The Fund may hold cash or money market instruments, which include bank obligations, guaranteed investment contracts, repurchase agreements, U.S. Government obligations and certain corporate debt securities, such as commercial paper. The Fund may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for more aggressive investing, (ii) is unable to locate favorable investment opportunities, or (iii) determines that a temporary defensive positions is advisable or necessary in order to meet anticipated redemption requests or for other reasons. Accordingly, the Fund will not always stay fully invested in equity securities or longer-term debt securities. See "Descriptions of Permissible Investments--Money Market Instruments."

     In addition to the types of securities described in the prospectus for the Fund, and consistent with its investment policies, objective and strategies, the Fund may invest in the following types of securities only in amounts of less than 10% of its total assets in each case and not in the aggregate: convertible securities; corporate debt securities; derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; high yield/lower-rated debt securities; preferred stock; zero-coupon, pay-in-kind and step-coupon securities; provided however, that if any such security type is listed in the Fund's prospectus as part of a principal investment strategy, this 10% limitation shall not apply.

     The Fund may invest up to 100% of its assets in linked securities and structured products, notwithstanding the 10% limits discussed above. While the Fund reserves the right to so invest, investing in these securities is not a principal investment strategy of the Fund.

     Descriptions of Permissible Investments

     Additional information about individual types of securities (including key considerations and risks) in which the Fund may invest is set forth below.

     Bank Obligations (Domestic and Foreign)

     Bank obligations include, as examples, certificates of deposit, bankers' acceptances, commercial paper, Yankee dollar certificates of deposit, Eurodollar certificates of deposit, time deposits and promissory notes.

     A certificate of deposit, or so-called CD, is a debt instrument issued by a bank that usually pays interest and which has maturities ranging from a few weeks to several years. A bankers acceptance is a time draft drawn on and accepted by a bank, a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. A Yankee dollar certificate of deposit is a negotiable CD issued in the United States by branches and agencies of foreign banks. A Eurodollar certificate of deposit is a CD issued by a foreign (mainly European) bank with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and the interest rate on which is usually pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically there are penalties for early withdrawal of a time deposit. A promissory note is a written commitment of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

     A bank obligation may be issued by: (i) a domestic branch of a domestic bank; (ii) a foreign branch of a domestic bank; (iii) a U.S. branch of a foreign bank; or (iv) a foreign branch of a foreign bank.

     As a general matter, obligations of "domestic banks," are not subject to the Fund's fundamental investment policies regarding concentration limits. For this purpose, the SEC staff also takes the position that domestic branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks." More specifically, "domestic banks" include: (a) domestic branches of domestic banks; (b) domestic branches of foreign banks, to the extent they are subject to comparable regulation as domestic banks; and
                                       4

(c) foreign branches of domestic banks with respect to which the domestic bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.

     The Fund may invest in exchange-traded Eurodollar contracts. For information about these types of securities, see "Descriptions of Permissible Investments--Futures and Options."

     Key Considerations and Risks: Certain bank obligations, such as some CDs,
     ----------------------------
are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the U.S. Government. These bank obligations are "backed" only by the creditworthiness of the issuing bank or parent financial institution.

     Obligations of foreign banks, including Yankee dollar and Eurodollar obligations, involve somewhat different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that their liquidity could be impaired because of political or economic developments, that the obligations may be less marketable than comparable obligations of domestic banks, that a foreign jurisdiction might impose withholding and other taxes on interest income payable on and cash realized on the sale of those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal or interest on those obligations, that the selection of the obligations may be based on less publicly available information concerning foreign banks or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

     Borrowings

     The Fund has a fundamental policy with respect to borrowing that can be found under the heading "Investment Policies and Limitations."

     The Fund participates in an uncommitted line of credit provided by The Bank of New York under an agreement (the "Uncommitted Line"). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the federal funds rate plus 0.50% on an annualized basis. Under the Uncommitted Line, the Fund must maintain a ratio of net assets (not including funds borrowed under the Uncommitted Line) to the aggregate amount of indebtedness pursuant to the Uncommitted Line that is no less than 4 to 1. Information about specific borrowings, if any, by the Fund under the Uncommitted Line over the last fiscal year, if any, can be found its Annual Report to Shareholders for the year ended March 31, 2001.

     Key Considerations and Risks: The Uncommitted Line is not a "committed"
     ----------------------------
line of credit, which is to say that The Bank of New York is not obligated to lend money to the Fund. Accordingly, it is possible that the Fund may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

     Common Stock

     Common stock are units of equitable ownership of a public company. Owners are typically entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. However, ownership of common stock does not entitle the owner to involvement in the day-to-day operations of the company. Common stock of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, like the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may instead choose to list their companies, and have their shares traded, on foreign exchanges, like the London FTSE or Tokyo Stock Exchange.

     Key Considerations and Risks: Investments by the Fund in common stocks are
     ----------------------------
subject to stock market risk, which is the risk that the value of the stocks that the Fund holds, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and fall based on factors specific to them, like changes in earnings or management.

     With respect specifically to "common" stock, in the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and "preferred" stock take precedence over the claims of those who own common stock. On the other hand, common stock tends to have greater potential for appreciation.

     Common stock investments also present the risk of investing in a particular company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Common stock of these companies may have a higher potential for gains but also carry more risk.

     Common stock investments also present the risks of investing in a particular industry, such as high technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector, which is to say that when market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the common stock of those companies in that industry sector tend to go up. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies' common stock to drop. See "Other Considerations--The High Technology Industry" and "Other Considerations--The Financial Services Industry."

     Convertible Securities

     Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.

     The market value of a convertible security generally is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a comparable nonconvertible fixed-income security). The investment value is determined by, among other things, reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock in the sense that its market value will not be influenced greatly by fluctuations in the market price of the underlying security into which it can be converted. Instead, the convertible security's price will tend to move in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying stock. In that case, the convertible security's price may be as volatile as that of the common stock. Because both interest rate and market movements can influence its value, a convertible security is not generally as sensitive to interest rates as a similar fixed-income security, nor is it generally as sensitive to changes in share price as its underlying stock.

     The Fund may invest in convertible securities that are below investment-grade (e.g., rated "B" or below by S&P). See "Descriptions of Permissible Investments--High Yield/Lower-rated Securities" and "Descriptions of Permissible Investments--Warrants and Rights."

     Key Considerations and Risks: The Fund's investments in convertible
     ----------------------------
securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid--that is, the Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund. The Fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. For issues where the conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

     In addition, some convertibles are often rated below investment-grade or are not rated, and therefore may to be considered speculative investments. Companies that issue convertible securities are usually small to medium size, and accordingly carry the capitalization risks described under "Descriptions of Permissible Investments--Common Stock." In addition, the credit rating of a company's convertible securities is generally lower than that of its conventional debt securities. Convertibles are normally considered "junior" securities--that is, the company usually must pay interest on its conventional corporate debt before it can make payments on its convertible securities. Some convertibles are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the issuing company's common stock.

     See also Key Considerations and Risks under "Descriptions of Permissible Investments--Common Stock."

     Corporate Debt Securities

     Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

     The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

     See also "Descriptions of Permissible Investments--Foreign Securities," "Descriptions of Permissible Investments--Variable- and Floating-Interest Securities" and "Descriptions of Permissible Investments--Money Market Instruments."

     Key Considerations and Risks: Because of the wide range of types, and
     ----------------------------
maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

     Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it's due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

     Derivatives

     A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include: futures, options, options on futures, forward foreign currency exchange contracts, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants and swap contracts. For more information about each type of derivative see those sections in this SAI discussing such securities.

     The Fund may use derivatives for a variety of reasons, including to: enhance a Fund's return, attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); protect the Fund's unrealized gains reflected in the value of its portfolios securities; facilitate the sale of such securities for investment purposes; and/or manage the effective maturity or duration of the Fund's portfolio.

     The Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables including market conditions.

     Key Considerations and Risks: The use of derivatives presents risks
     ----------------------------
different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

     See also "Descriptions of Permissible Investments--Futures and Options," "Descriptions of Permissible Investments--Linked Securities and Structured Products," "Descriptions of Permissible Investments--Stripped Securities," "Descriptions of Permissible Investments--Warrants" and "Descriptions of Permissible Investments--Swap Contracts."

     Foreign Securities

     Foreign securities are debt, equity or derivative securities determined by the Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenue or other factors.

     Forward foreign currency exchange contracts -- Forward foreign currency exchange contracts establish an exchange rate at a future date. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when a foreign currency suffers a substantial decline against the U.S. dollar, the Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency; or when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge"). The Fund's custodian will segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating all or part of such securities, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

         The Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the securities are denominated (a "cross-hedge").

         Foreign currency hedging transactions are attempts to protect the Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.

     Key Considerations and Risks: Foreign securities generally pose risks above
     ----------------------------
those typically associated with an equity, debt or derivative security due to:
(1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect the Fund's share price; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible impositions of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States.

     Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging markets countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging markets securities also involves risks beyond the risks inherent in foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy and securities markets.

     As noted, foreign securities also involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. The Fund may purchase or sell forward foreign currency exchange contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Fund may also purchase and sell foreign currency futures contracts and related options. See "Descriptions of Permissible Investments--Futures and Options."

     SPECIAL CONSIDERATIONS REGARDING EUROPE and the EURO: On January 1, 1999, eleven of the fifteen member countries of the European Union fixed their currencies irrevocably to the euro, the new unit of currency of the European Economic and Monetary Union. At that time each member's currency was converted at a fixed rate to the euro. Initially, use of the euro will be confined mainly to the wholesale financial markets, while its broader use in the retail sector will follow the circulation of euro banknotes and coins on January 1, 2002. At that time, the national banknotes and coins of participating member countries will cease to be legal tender. In addition to adopting a single currency, member countries will no longer control their own monetary policies. Instead, the authority to direct monetary policy will be exercised by the new European Central Bank. While economic and monetary convergence in the European Union may offer new opportunities for those investing in the region, investors should be aware that the success and future prospects of the union cannot be predicted with certainty. Europe must grapple with a number of challenges, any one of which could threaten the success and prospects of this monumental undertaking. For example, eleven disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. The continent's economies are diverse, its governments are decentralized, and its cultures differ widely. In addition, one or more member countries might exit the union, placing the currency and banking system in jeopardy.

         There is the additional risk of being exposed to a new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the Union. This has been true of late, when the exchange rates of the euro versus many of the world's major currencies steadily declined. As of July 2001, the euro is trading near or at an all time low against the U.S. dollar. In this environment, U.S. and other foreign investors may experience erosion of their investment returns in the region. In addition, many European countries rely heavily upon export dependent businesses and any strength in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.

     Futures and Options

     Futures and options contracts are derivative instruments that the Fund may utilize for a variety of reasons including, for hedging purposes, risk reduction, securities exposure, to enhance the Fund's return, to enhance the Fund's liquidity, to reduce transaction costs or other reasons. See generally "Descriptions of Permissible Investments--Derivatives."

     Futures - Futures contracts provide for the future sale by one party and
     -------
purchase by another party of a specified amount of a specific security or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency. Assets committed by the Fund to a futures contract will be segregated to the extent required by law. Although many fixed-income futures contracts call for actual delivery or acceptance of the underlying securities at a specified date (stock index futures contracts do not permit delivery of securities), the contracts are normally closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimum's. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on their margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to the Fund require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio.

     The Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to "lock-in" or hedge the future level of short-term rates.

     Options - The Fund may purchase and write (i.e., sell) put and call
     -------
options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks.

     A primary difference between stock options and index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange, and the Philadelphia Stock Exchange. The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

     Options on Futures - The Fund may purchase options on the futures contracts
     ------------------
described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

     Key Considerations and Risks: Futures and options investing are highly
     ----------------------------
specialized activities that entail greater than ordinary investment risks. For example, futures and options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in a future or an option may be subject to greater fluctuation than an investment in the underlying instruments themselves.

     With regard to futures, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required, and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

     With regard to options, an option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by the Fund is exercised, the proceeds of the sale of the underlying instrument will be increased by the net premium received when the option was written and the Fund will realize a gain or loss on the sale of the underlying instrument. If a put option written by the Fund is exercised, the Fund's basis in the underlying instrument will be reduced by the net premium received when the option was written.

     With regard to both futures and options contracts, positions may be closed out only on an exchange which provides a secondary market for such contracts. However, there can be no assurance that a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close a position. In the case of a futures contract, for example, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively. The Fund generally will minimize the risk that it will be unable to close out a contract by only entering into those contracts which are traded on national exchanges and for which there appears to be a liquid secondary market.

     In addition, there is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     The successful use by the Fund of futures and options on stock indexes will be subject to the ability to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. The Fund therefore bears the risk that future market trends will be incorrectly predicted. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes.

     The Fund will comply with SEC guidelines regarding coverage for these instruments and, if the guidelines so require, maintain cash or liquid securities with its Custodian in the prescribed amount. Under current SEC guidelines, the Fund will maintain or "segregate" assets with their Custodians to cover transactions in which the Fund writes or sells options. Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover option obligations could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     High Yield/Lower-Rated Debt Securities

     A high yield/lower-rated debt security (also known as a "junk" bond) is generally rated by an NRSRO to be non investment-grade (e.g., BB or lower by S&P). These types of bonds are issued by companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. High yield/lower-rated debt and comparable unrated securities: (a) will likely have some quality and protective characteristics that, in the judgment of the NRSRO, are outweighed by large uncertainties or major risk exposures to adverse conditions; and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. See also "Descriptions of Permissible Investments--Corporate Debt Securities" and "Descriptions of Permissible Investments--Municipal Securities."

     The Fund may invest in high yield/lower-rated securities that are also convertible securities. See "Descriptions of Permissible
Investments--Convertible Securities."

     Key Considerations and Risks: The yields on high yield/lower-rated debt and
     ----------------------------
comparable unrated debt securities generally are higher than the yields available on investment-grade debt securities. However, investments in high yield/lower-rated debt and comparable unrated debt generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or insolvency of the issuers of such securities. Since the risk of default is higher for high yield/lower-rated debt securities, the Fund will try to minimize the risks inherent in investing in these securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Fund will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Accordingly, with respect to these types of securities, the Fund may be more dependent on credit analysis than is the case for higher quality bonds.

     The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

     The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish the Fund's ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

     Because certain high yield/lower-rated debt securities also may be foreign securities, some of which may be considered debt securities from emerging markets countries, there are certain additional risks associated with such investments. See "Descriptions of Permissible Investments--Foreign Securities."

     Linked Securities and Structured Products

     Linked securities, such as index-linked, equity-linked, credit-linked, commodity-linked and currency-linked securities, are types of derivative securities. See generally "Descriptions of Permissible
Investments--Derivatives."

     Index-linked, equity-linked, credit-linked and commodity-linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas. With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     One common type of linked security is a "structured" product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     Another common type of index-linked security is a S&P Depositary Receipt, or SPDR, which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, the Fund's investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. See also "Descriptions of Permissible Investments--Other Investment Companies."

     SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, the Fund would indirectly bear its ratable share of that unit investment trust's expenses. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

     Key Considerations and Risks: Like all derivatives, the Fund's investments
     ----------------------------
in "linked" securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of the Fund to utilize linked-securities successfully will depend on its ability to correctly predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging markets countries, there are certain additional risks associated with such investments. See "Descriptions of Permissible Investments--Foreign Securities."

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Descriptions of Permissible Investments--Private Placement Securities and Other Restricted Securities."

     SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called "creation unit size" and are redeemable in kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs.

     Money Market Instruments

     Money market instruments are high-quality, short-term debt obligations, which include bank obligations, guaranteed investment contracts, repurchase agreements, U.S. Government obligations and certain corporate debt securities, such as commercial paper. Such instruments also may be structured to be, what would not otherwise be, a money market instrument by modifying the maturity of a security or interest rate adjustment feature to come within permissible limits. What these instruments have in common are low risk and liquidity.

     Money market mutual funds (i.e., funds that comply with Rule 2a-7 of the 1940 Act) are permitted to purchase most money market instruments, subject to certain credit quality, maturity and other restrictions.

     See "Descriptions of Permissible Investments--Bank Obligations," "Descriptions of Permissible Investments--Corporate Debt Securities," "Descriptions of Permissible Investments--Guaranteed Investment Contracts," "Descriptions of Permissible Investments--Repurchase agreements" and "Descriptions of Permissible Investments--U.S. Government Obligations."

     Key Considerations and Risks: Money market instruments (other than certain
     ----------------------------
U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support the instrument.

     Other Investment Companies

     In seeking to attain their investment objectives, the Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders obtained by the Fund from the SEC. See also "Investment Policies and Limitations--Exemptive Orders."

     The 1940 Act generally requires that the Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (c) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by the Fund or by the company as a whole.

     The Fund has obtained permission from the SEC (via an exemptive order) to purchase shares of other mutual funds in the Nations Funds Family. The SEC order is subject to certain conditions, including that a Board, before approving an advisory contract (including the advisory fee) applicable to the Fund, will find that the advisory fees applicable to the Fund relying on the order are for services in addition to, rather than duplicative of, services provided pursuant to the "investee" Fund's advisory contract.

     The Fund also has obtained separate permission from the SEC (via exemptive order) to purchase shares of Money Market Funds. To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest up to 25% of their assets in any Money Market Fund. These investments are generally on a short-term basis. BA Advisors and its affiliates are entitled to receive fees from the Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. One condition of the SEC order is that a Money Market Fund may not acquire securities of any other investment company in excess of the limits stated in the second paragraph (above) of this section.

     Key Considerations and Risks: There are certain advantages for the Fund to
     ----------------------------
be able invest in shares of other investment companies; for example, it may allow the Fund to gain exposure to a type of security. It also may facilitate the Fund being fully invested. However, there may be certain disadvantages; for example, it may cost more in terms of fees. That is to say, a shareholder may be charged fees not only on the Fund shares he holds directly, but also on the mutual fund shares that his Fund purchases. Whether any anticipated return from such an investment will outweigh the costs of purchasing such mutual fund shares when deciding to invest will be considered by the Fund.

     Pass Through Securities (Participation Interests and Company Receipts)

     A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Fund may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and
                                       15

GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

     FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

     FNMA issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

     Key Considerations and Risks: Except for guaranteed mortgage certificates,
     ----------------------------
each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Fund, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. Estimated prepayment rates will be a factor considered in calculating the average weighted maturity of the Fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Preferred Stock

     Preferred stock are units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. A passed dividend on noncumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed-income bond.

     Key Considerations and Risks: See Key Considerations and Risks under
     ----------------------------
"Descriptions of Permissible Investments--Common Stock" and "Descriptions of Permissible Investments--Convertible Securities," many of which are applicable to a preferred stock investment.

     Repurchase Agreements

     A repurchase agreement is a money market instrument that is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). Repurchase agreements may be viewed, in effect, as loans made by a Fund which are collateralized by the securities subject to repurchase. Typically, the Funds will enter into repurchase agreements only with commercial banks and registered broker/dealers and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. See "Descriptions of Permissible Investments--Money Market Instruments."

     Key Considerations and Risks: Repurchase Agreements are generally subject
     ----------------------------
to counterparty risks, which is the risk that the counterparty to the agreement could default on the agreement. If a seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

     Pursuant to an exemptive order issued by the SEC, the Funds may "combine" uninvested cash balances into a joint account, which may be invested in one or more repurchase agreements.

     Securities Lending

     For various reasons, including to enhance the Fund's return, the Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets. The Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, the Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral.

     Key Considerations and Risks: Securities lending transactions are generally
     ----------------------------
subject to counterparty risks, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

     Short Sales

     Selling a security short is the sale of a security or commodity futures contract not owned by the seller. The technique is used to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. Until the Fund closes its short position or replaces the borrowed security, the Fund will cover its position with an offsetting position or maintain a segregated account containing cash or liquid instruments at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short.

     The Fund will sometimes make short sales of securities when the Fund owns an equal amount of such securities as those securities sold short. This is a technique known as selling short "against the box."

     Key Considerations and Risks: The successful use by the Fund of short sales
     ----------------------------
will be subject to the ability of the Adviser to correctly predict movements in the directions of the relevant market. The Fund therefore bears the risk that the Adviser will incorrectly predict future price directions. In addition, if the Fund sells a security short, and that security's price goes up, the Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may be not be closed out. There can be no assurance that the Fund will not incur significant losses in such a case.

     Selling securities "against the box" entails many of the same risks and considerations described above. However, when the Fund sells short "against the box" it typically limits the amount of securities that the Fund has leveraged.

     Stripped Securities

     Stripped securities are derivatives. See generally "Descriptions of Permissible Investments--Derivatives." They are securities where an instrument's coupon (or interest ) is separated from its corpus (or principal) and then are re-sold separately, usually as zero-coupon bonds. Because stripped securities are typically products of brokerage houses and the U.S. Government, they are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, are component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. Stripped mortgage-backed securities , or SMBS, are also issued by the U.S. Government or an agency. TIGERS are Treasury securities stripped by brokers. See also "Descriptions of Permissible Investments--Zero-coupon Securities."

     Key Considerations and Risks: If the underlying obligations experience
     ----------------------------
greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Board if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

     Swap Contracts

     Swap agreements are derivative instruments. See generally "Descriptions of Permissible Investments--Derivatives." They can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names and include interest rate, index, credit, credit default and currency exchange rate swap agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options.

     Key Considerations and Risks: Depending on how they are used, swap
     ----------------------------
agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. Additionally, whether the Fund's use of swap contracts will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. However, the Fund will closely monitor the credit of a swap contract counterparty in order to minimize this risk. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     The Adviser does not believe that the Fund's obligations under swap contracts are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions.

     U.S. Government Obligations

     U.S. Government obligations are money market instruments. They include securities that are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, or by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and the U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.

     Key Considerations and Risks: In the case of those U.S. Government
     ----------------------------
obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Variable- and Floating-Rate Instruments

     These types of securities have variable- or floating-rates of interest and, under certain limited circumstances, may have varying principal amounts. Unlike a fixed interest rate, a variable or floating interest rate is one that rises and falls based on the movement of an underlying index of interest rates. For example, many credit cards charge variable interest rates, based on a specific spread over the prime rate. Most home equity loans charge variable rates tied to the prime rate.

     Variable- and floating-rate instruments pay interest at rates that are adjusted periodically according to a specified formula; for example, some adjust daily and some adjust every six months. The variable- or floating-rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

     Key Considerations and Risks: In order to most effectively use these
     ----------------------------
investments, the Adviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the Adviser incorrectly forecasts such movements, the Fund could be adversely affected by the use of variable- or floating-rate obligations.

     Warrants and Rights

     A warrant is a type of security, usually issued together with a bond or preferred stock, that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common stock, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. A warrant is usually issued as a sweetener, to enhance the marketability of the accompanying fixed-income securities. Warrants are freely transferable and are traded on major exchanges. The prices of warrants do not necessarily correlate with the prices of the underlying securities and are, therefore, generally considered speculative investments.

     Key Considerations and Risks: The purchase of warrants involves the risk
     ----------------------------
that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration, if any. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     When-Issued Purchases, Delayed Delivery and Forward Commitments

     The Fund may agree to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities. These types of securities are those where the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. When the Fund engages in these transactions, its Custodian will segregate liquid assets equal to the amount of the commitment.

     The Fund will make commitments to purchase securities on a when-issued or delayed delivery basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

     The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of the Fund starting on the date the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

     Risks and Other Considerations: Investment in securities on a when-issued
     ------------------------------
or delayed delivery basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund's shareholders will suffer adverse federal income tax consequences if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. The Fund will employ techniques designed to reduce such risks. If the Fund purchases a when-issued security, the Fund's Custodian will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent that liquid assets are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.

     In delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on such a delayed delivery basis, it immediately assumes the risk of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending upon market conditions, the Fund's delayed delivery purchase commitments could cause its net asset value to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

     Zero-Coupon, Pay-In-Kind and Step-Coupon Securities

     A zero-coupon security is one that makes no periodic interest payments but instead is sold at a deep discount from its face value. There are many different kinds of zero-coupon securities. The most commonly known is the zero-coupon bond, which either may be issued at a deep discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons off a bond and sells the bond of the note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and the zero-coupon issue is marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds are also issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the worry about paying federal income tax on imputed interest, since the interest is tax-exempt for federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exists; they work on the same principle as zero-coupon bonds--the CD holder or mortgage holder receives face value at maturity, and no payments until then. See "Descriptions of Permissible Investments--Stripped Securities."

     Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Step-coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

     In general, owners of zero-coupon, step-coupon and pay-in-kind bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of these bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer, and are not required to act in concert with other holders of such bonds.

     Key Considerations and Risks: Generally, the market prices of zero-coupon,
     ----------------------------
step-coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

     Because zero-coupon securities bear no interest, they are the most volatile of all fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zeros fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall. The greater the number of years that a zero-coupon security has until maturity, the less an investor has to pay for it, and the more leverage is at work for the investor. For example, a bond maturing in 5 years may double, but one maturing in 25 years may increase in value 10 times, depending on the interest rate of the bond.

     Other Considerations

     Temporary Defensive Purposes

     The Fund may hold cash or money market instruments. It may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for profitable investing, (ii) is unable to locate favorable investment opportunities, or (iii) determines that a temporary defensive positions advisable or necessary in order to meet anticipated redemption requests, or for other reasons.

     When the Fund engages in such strategies, it may not achieve its investment objective.

     Portfolio Turnover

         The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

     Because the Fund is a new portfolio and has no operating history, no Fund yet has a portfolio turnover rate.

                               MANAGEMENT OF NFST
                               ------------------

     The business and affairs of NFST are managed under the direction of the Board. The Board is generally responsible for the overall management and supervision of the business and affairs of NFST and the Fund, which includes formulating policies for the Fund, approving major service provider contracts (including investment advisory agreements) and authorizing NFST officers to carry out the actions of the Board. A majority of the Board Members are not affiliated with the Adviser or otherwise "interested persons" of NFST or the Adviser as defined in the 1940 Act; these Board Members are referred to as Independent Board Members. Although all Board Members are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of NFST, the Independent Board Members have particular responsibilities for assuring that the Fund is managed in the best interests of its shareholders, including being charged with certain specific legally mandated duties.

     The Board, including certain of its Committees described below, meet at least quarterly to review, among other things, the business and operations, investment performance and regulatory compliance of the Fund. At least annually, the Board reviews, among other things, the fees paid to: (i) the Adviser and any affiliates, for investment advisory and sub-advisory services and other administrative and shareholder services; and (ii) the Distributor for the distribution and sale of Fund shares.

     The Board Members and Principal Officers

     The Board Members and principal officers are listed below together with information on their positions with NFST, age, address, principal occupation during the past five years and other principal business affiliations. Those Board Members who are not Independent Board Members are indicated by an asterisk "*".

                                                Principal Occupations
                                                During Past 5 Years
                              Position with     and Current
Name, Age and Address         the NFST          Directorships
---------------------         -------------     ---------------------

Edmund L. Benson, III         Board Member      Director, President and Treasurer, Saunders & Benson,
Age: 64                                         Inc. (insurance); Director, Insurance Managers Inc.
c/o Nations Funds                               (insurance); Director, Insurance Managers, Inc.
One Bank of America Plaza                       (insurance); Board Member, Nations Funds Family (7
Charlotte, NC  28255                            registered investment companies); and Director,
                                                Nations Fund Portfolios, Inc. through August 1999.

William P. Carmichael         Board Member      Director, Pacific Horizon Funds, Inc. (investment
Age: 57                                         company) through May 2000; Trustee, Time Horizon
c/o Nations Funds                               Funds (investment company) through February 1999;
One Bank of America Plaza                       Trustee, Pacific Innovations Trust (investment
Charlotte, NC  28255                            company) from January 1997 to February 1999;
                                                Director, The Hain Food Group, Inc. (specialty food
                                                products distributor) through December 1998;
                                                Director, Cobra Electronics Corporation (electronic
                                                equipment manufacturer); Director, Opta Food
                                                Ingredients, Inc. (food ingredients manufacturer);
                                                Director, Golden Rule Insurance Company; and Board
                                                Member, Nations Funds Family (5 registered investment
                                                companies).

James Ermer                   Board Member      Executive Vice President, Corporate Development and
Age: 59                                         Planning - Land America (title insurance) through
c/o Nations Funds                               present; Senior Vice President, Finance - CSX
One Bank of America Plaza                       Corporation (transportation and natural resources)
Charlotte, NC  28255                            through December 1997; Director, National Mine
                                                Service (mining supplies); Director, Lawyers
                                                Title Corporation (title insurance); Board Member,
                                                Nations Funds Family (7 registered investment
                                                companies); and Director, Nations Fund Portfolios,
                                                Inc. through August 1999.

William H. Grigg              Board Member      Chairman Emeritus since July 1997, Chairman and Chief
Age: 68                                         Executive Officer through July 1997 - Duke Power Co.;
c/o Nations Funds                               Director, The Shaw Group, Inc.; Director and Vice
One Bank of America Plaza                       Chairman, Aegis Insurance Services, Ltd. (a mutual
Charlotte, NC  28255                            insurance company in Bermuda); Board Member, Nations
                                                Funds Family (11 registered investment companies);
                                                and Director, Nations Fund Portfolios, Inc. through
                                                August 1999.

Thomas F. Keller              Board Member      R.J. Reynolds Industries Professor of Business
Age: 69                                         Administration, Fuqua School of Business, Duke
c/o Nations Funds                               University; Dean, Fuqua School of Business Europe,
One Bank of America Plaza                       Duke University; Director, Wendy's International,
Charlotte, NC  28255                            Inc. (restaurant operating and franchising); Dean
                                                Fuqua School of Business, Duke University, through
                                                June 1995; Director, LADD Furniture, Inc. (furniture)
                                                through February 2001;  Director, American Business
                                                Products, Inc. (printing services) through March
                                                2000; Director, Dimon, Inc. (tobacco); Director,
                                                Biogen, Inc. (pharmaceutical biotechnology); Trustee,
                                                The Mentor Funds, Mentor Institutional Trust and Cash
                                                Reserve Trust through December 1999; Board Member,
                                                Nations Funds Family (11 registered investment
                                                companies); and Director, Nations Fund Portfolios,
                                                Inc. through August 1999.

Carl E. Mundy, Jr.            Board Member      Commandant, United States Marine Corps from July 1991
Age: 66                                         to July 1995; President and CEO, USO through May
c/o Nations Funds                               2000; Director,  Shering-Plough (pharmaceuticals and
One Bank of America Plaza                       health care products); Director, General Dynamics
                                                Corporation (defense systems);

                                                         Principal Occupations
                                                         During Past 5 Years
                              Position with              and Current
Name, Age and Address         the NFST                   Directorships
---------------------         -------------              ---------------------

Charlotte, NC  28255                                     Member, Board of Advisors to the Comptroller
                                                         General of the United States; Chairman, Board of
                                                         Trustees, Marine Corps University Foundation; Board
                                                         Member, Nations Funds Family (7 registered
                                                         investment companies); and Director, Nations Fund
                                                         Portfolios, Inc. through August 1999.

Dr. Cornelius J. Pings        Board Member               President, Association of American Universities
Age:  72                                                 through June 1998; Director, Farmers Group, Inc.
c/o Nations Funds                                        (insurance company); Director, Edelbrock, Inc.
One Bank of America Plaza                                through May 2000; Board Member and Chairman,
Charlotte, NC  28255                                     Pacific Horizon Funds, Inc., Master Investment
                                                         Trust, Series I through 1999; Board Member and
                                                         Chairman, Pacific Innovations Trust through 2000;
                                                         Trustee, Time Horizon Funds through 1999; Board
                                                         Member, Nations Funds Family (7 registered
                                                         investment companies); and Director, Nations Fund
                                                         Portfolios, Inc. from May 1999 through August 1999.

James B. Sommers*             Board Member               Executive Vice President, NationsBank Corporation
Age:  62                                                 through May 1997; Chairman, Central Piedmont
c/o Nations Funds                                        Community College Foundation; Chairman, Board of
One Bank of America Plaza                                Commissioners, Charlotte/ Mecklenberg Hospital
Charlotte, NC  28255                                     Authority; Trustee, Central Piedmont Community
                                                         College; Trustee, Mint Museum of Art; Board Member,
                                                         Nations Funds Family (7 registered investment
                                                         companies); and Director, Nations Fund Portfolios,
                                                         Inc. through August 1999.

A. Max Walker*                President and Chairman     Independent Financial Consultant; Chairman of the
Age:  79                      of the Board               Boards, Nations Funds Family (4 registered
c/o Nations Funds                                        investment companies); Chairman of the Boards and
One Bank of America Plaza                                President, Nations Funds Family (7 registered
Charlotte, NC  28255                                     investment companies); and Chairman of the Board
                                                         and President, Nations Fund Portfolios, Inc.
                                                         through August 1999.

Charles B. Walker             Board Member               Director, Ethyl Corporation (chemical
Age:  62                                                 manufacturing); Vice Chairman and Chief Financial
c/o Nations Funds                                        Officer, Albemarle Corporation (chemical
One Bank of America Plaza                                manufacturing); Board Member, Nations Funds Family
Charlotte, NC  28255                                     (7 registered investment companies); and Director,
                                                         Nations Fund Portfolios, Inc. through August 1999.

Thomas S. Word, Jr.*          Board Member               Partner - McGuireWoods LLP (law firm); Director -
Age:  63                                                 Vaughan-Bassett Furniture Company, Inc.
c/o Nations Funds                                        (furniture); Board Member, Nations Funds Family (7
One Bank of America Plaza                                registered investment companies); and Director,
Charlotte, NC  28255                                     Nations Fund Portfolios, Inc. through August 1999.

Richard H. Blank, Jr.         Secretary and              Senior Vice President since 1998, and Vice
Age:  44                      Treasurer                  President from 1994 to 1998 -- Mutual Fund
Stephens Inc.                                            Services, Stephens Inc.; Secretary since September
111 Center Street                                        1993 and Treasurer since November 1998 - Nations
Little Rock, AR  72201                                   Funds Family (7 registered investment companies);
                                                         and Secretary and Treasurer, Nations Fund
                                                         Portfolios, Inc. through August 1999.

     Board Committees

     The Board has an Audit Committee, Governance Committee and Investment Committee.

     The primary responsibilities of the Audit Committee is, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the independent auditors (including the audit fees charged by auditors); supervise investigations into matters relating to audit matters; review with the independent auditors the results of audits; and address any other matters regarding audits. The members of the Audit Committee are: Dr. Thomas Keller (Chair), Dr. Cornelius Pings and Charles B. Walker. The Audit Committee members are not "interested" persons (as defined in the 1940 Act).

     The primary responsibilities of the Governance Committee are, as set forth in its charter, to make recommendations to the Board on issues related to the Independent Board Members and the composition and operation of the Board, and communicate with management on those issues. The Governance Committee also evaluates and nominates Board Member candidates. The members of the Governance Committee are: William H. Grigg (Chair), Edmund L. Benson III, William P. Carmichael (advisory capacity only for NFT, NFI and NR) and Carl E. Mundy, Jr. The Governance Committee members are not "interested" persons (as defined in the 1940 Act).

     The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Adviser on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Fund; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Adviser; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. The members of the Investment Committee are: James Ermer (Chair), James B. Sommers and Thomas S. Word, Jr.

     Board Compensation

     Board Members are compensated for their services to the Nations Funds Family on a complex-wide basis, and not on a per registered investment company or per fund basis. Effective February 1, 2001, the Board approved new compensation arrangements, as follows:

  Board Member                                  Annual Retainer: $65,000
                                                Board Chairman: Additional 25% of the combined total of the base annual retainer and all meeting fees received as a
                                                Board Member.
                                                Terms: Payable in quarterly installments. Payable pro rata for partial calendar year service. Allocated across
                                                multiple registrants.
                                                Meeting Fees: $5,000 per meeting for in-person meetings (up to six meetings per calendar year) and $1,000 for telephone meetings. Allocated across multiple registrants convened at meetings.

  Audit Committee Member                        Chairman: Additional 10% of the combined total of the base
    (for Audit Committee Members only)          annual retainer and all meeting fees received as a Board
                                                Member or Audit Committee Member.
                                                Committee Meeting Fees: $1,000 per meeting if not held in
                                                connection with a regularly scheduled Board meeting.
                                                Allocated across multiple registrants convened at meetings.

  Governance Committee Member                   Chairman: Additional 10% of the combined total of the base
    (for Governance Committee Members only)     annual retainer and all meeting fees received as a Board
                                                Member or Governance Committee Member.
                                                Committee Meeting Fees: $1,000 per meeting if not held in
                                                connection with a regularly scheduled Board meeting.
                                                Allocated across multiple registrants convened at meetings.

  Investment Committee Member                   Chairman: Additional 10% of the combined total of the base
    (for Investment Committee Members only)     annual retainer and all meeting fees received as a Board
                                                Member or Investment Committee Member.
                                                Committee Meeting Fees: $1,000 per meeting if not held in
                                                connection with a regularly scheduled Board meeting.
                                                Allocated across multiple registrants convened at meetings.

     Prior to February 1, 2001, the Board was compensated as follows:

  Board Member                    Annual Retainer: $65,000
                                  Board Chairman: Additional 20% of the base annual
                                  retainer.
                                  Terms: Payable in quarterly installments. Payable pro
                                  rata for partial calendar year service. Allocated
                                  across multiple registrants.
                                  Meeting Fees: $5,000 per meeting for in-person
                                  meetings (up to six meetings per calendar year) and
                                  $1,000 for telephone meetings. Allocated across
                                  multiple registrants convened at meetings.

  Audit Committee Member          Chairman: Additional 10% of the base retainer as Board
                                  Member.
                                  Meeting Fees: $1,000 per meeting if not held within
                                  one calendar day before or after regularly scheduled
                                  Board meetings. Allocated across multiple registrants
                                  convened at meetings.

  Nominating Committee Member     Meeting Fees: $1,000 per meeting if not held within
                                  one calendar day before or after regularly scheduled
                                  Board meetings. Allocated across multiple registrants
                                  convened at meetings.

     The following Compensation Table provides the compensation paid by the Companies to the Board Members for the year ended March 31, 2001, based on the compensation structures in place during this period.

                               COMPENSATION TABLE

                             Aggregate          Pension or
                           Compensation         Retirement
                               from          Benefits Accrued     Estimated Annual          Total Compensation
   Name of Person         NFI, NFT, NFST     as Part of Fund       Benefits Upon         from NFI, NFT, NFST, NR
    Position (1)              and NR             Expenses          Retirement Plan     & Nations Funds Family(2)(3)
    ------------              ------             --------          ---------------     ----------------------------

Edmund L. Benson, III         73,446               7,500               45,000                     92,000
Board Member

William Carmichael             8,298               1,800               11,000                     26,852
Board Member

James Ermer                   71,941               8,000               49,000                     90,225
Board Member

William H. Grigg              75,126               8,000               49,000                    111,125
Board Member

Thomas F. Keller              75,010               8,000               49,000                    112,000
Board Member

Carl E. Mundy, Jr.            73,446               7,500               45,000                     92,000
Board Member

Dr. Cornelius Pings           73,446               7,500               45,000                     92,000
Board Member

James P. Sommers              74,237               7,500               45,000                     93,000
Board Member

A. Max Walker                 85,413               9,200               56,000                    128,063
Chairman of the Board

Charles B. Walker             69,396               7,500               45,000                     87,000
Board Member

Thomas S. Word                74,237               7,500               45,000                     93,000
Board Member

     /(1)/ All Board Members receive reasonable reimbursements for expenses related to their attendance at meetings of the Boards. Except to the extent that
A. Max Walker, as Chairman of the Board of each Company, can be deemed to be an officer of such Company, no officers of the Companies receive direct remuneration from the Companies for serving in such capacities.

     /(2)/ Messrs. Grigg, Keller and A.M. Walker receive compensation from eleven investment companies that are deemed to be part of the Nations Funds "fund complex," as that term is defined under Item 22 of Rule 14a-101 under the 1934 Act. Messrs. Benson, Ermer, C. Walker, Sommers, Mundy and Word receive compensation from seven investment companies deemed to be part of the Nations Funds complex. Mr. Carmichael receives compensation from four investment companies deemed to be part of the Nations Funds complex.

     /(3)/ Total compensation amounts include deferred compensation payable to or accrued for the following Board Members: Edmund L. Benson, III $44,302; James Ermer $86,898; William H. Grigg $90,649; Thomas F. Keller $91,343; and Thomas S. Word $89,567.

     Nations Funds Retirement Plan

     Under the terms of the Nations Funds Family Retirement Plan for Eligible Board Members (the "Retirement Plan"), each Board Member may be entitled to certain benefits upon retirement from the Boards. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible Board Member has attained age 65 and has completed at least five years of continuous service with one or more of the Companies. If a Board Member retires before reaching age 65, no benefits are payable. Each eligible Board Member is entitled to receive an annual benefit from the funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate Board Member's fees payable by the funds during the calendar year in which the Board Member's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the funds. Such benefit is payable to each eligible Board Member in quarterly installments for a period of no more than five years. If an eligible Board Member dies after attaining age 65, the Board Member's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the Board Member if he had not died. The Retirement Plan is unfunded. The benefits owed to each Board Member are unsecured and subject to the general creditors of the funds.

     Nations Funds Deferred Compensation Plan

     Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Board Members (the "Deferred Compensation Plan"), each Board Member may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the Board Member for that calendar year. An application was submitted to and approved by the SEC to permit deferring Board Members to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain funds. Distributions from the deferring Board Members' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring Board Members' retirement benefits commence under the Retirement Plan. The Boards, in their sole discretion, may accelerate or extend such payments after a Board Member's termination of service. If a deferring Board Member dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the Board Member's death. If a deferring Board Member dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the Board Member. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Board Members have the status of unsecured creditors of the Companies from which they are deferring compensation.

     Codes of Ethics

     NFST, each Adviser and Stephens have adopted a Code of Ethics which contains policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These Codes of Ethics substantially comply in all material respects with recently amended Rule 17j-1 under the 1940 Act, which among other things provides that the Board must review each Code of Ethics at least annually.

     The Codes of Ethics, among other things, prohibit each access person of NFST from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by the Fund, or (ii) was being purchased or sold by the Fund. For purposes of the Codes of Ethics, an access person means (i) a director or officer of NFST, (ii) any employee of NFST (or any company in a control relationship with NFST) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by NFST, and (iii) any natural person in a control relationship with NFST who obtains information concerning recommendations made to NFST regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to NFST any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, NFST's Codes of Ethics generally require that NFST's access persons, other than its Independent Board Members, submit reports to NFST's designated compliance person regarding transactions involving securities which are eligible for purchase by the Fund. The Codes of Ethics for NFST, Advisers and Stephens are on public file with, and are available from, the SEC.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------

     Because the Fund is a new series there are no shareholders who own of record or are known by NFST to own beneficially 5% or more of any class of the Fund's outstanding shares.

     As of February 1, 2002, the Board Members and officers of NFST as a group owned less than 1% of each class of shares of the Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES
                     --------------------------------------

     Investment Adviser and Sub-Advisers

     BA Advisors, BACAP, BAS and Marsico Capital

     BA Advisors is the primary investment adviser to the Fund. BAS is the investment sub-adviser to the Fund and allocates a percentage of the Fund's assets to: i) an equity portion, which will usually be invested in Nations Marsico Focused Equities Master Portfolio of Nations Master Investment Trust; and ii) a fixed-income portion, which will usually be invested zero-coupon bonds and other fixed-income securities, and which will be managed by BACAP.

     BA Advisors also serves as the investment adviser to the portfolios of Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Separate Account Trust, Nations Funds Trust and Nations Master Investment Trust. In addition, BA Advisors serves as the investment adviser to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the NYSE.

     BAS is a full-service investment bank and brokerage firm with principal offices in San Francisco, New York, and Charlotte. Together with its London affiliate, Banc of America Securities Limited, BAS delivers capital raising, financial advisory and risk management solutions, bulge-bracket trading and global distribution services, and objective research on global markets and growth sectors to corporations, institutional investors, financial institutions and government entities.

     BACAP has more than $289 billion in assets under management for its clients, including individuals who invest through the Nations Funds, high-net-worth clients who are Bank of America Premier Banking and Private Bank customers, and corporations, government entities and institutions worldwide.

     BA Advisors, BACAP and BAS are each registered investment advisers and wholly owned subsidiaries of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. The respective principal offices of BA Advisors, BACAP and BAS are located at One Bank of America Plaza, Charlotte, N.C. 28255.

     Marsico Capital is investment sub-adviser to the Marsico Focused Equities Master Portfolio, Marsico Growth & Income Master Portfolio, Marsico 21st Century Master Portfolio, Marsico International Opportunities Master Portfolio. It is also co-investment sub-adviser to International Equity Master Portfolio. Marsico Capital is a registered investment adviser located at 1200 17th Street, Suite 1300, Denver, CO 80202. Thomas F. Marsico is Chairman and Chief Executive Officer of Marsico Capital. Prior to forming Marsico Capital in September 1997, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager. Marsico Capital is a wholly-owned subsidiary of Bank of America.

     Bank of America is one of the world's leading financial services companies, with more than $600 billion in assets, 143,000 associates, offices in 38 countries and client solutions spanning 190 countries. The company's stock (ticker: BAC) is listed on the New York, Pacific and London stock exchanges, and certain shares are listed on the Tokyo Stock Exchange. Since 1874, Bank of America and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. It is a company dedicated to a goal of providing responsible investment management and superior service.

     Investment Advisory and Sub-Advisory Agreements

     Pursuant to the terms of the Investment Advisory Agreement, BA Advisors, as investment adviser to the Fund, is responsible for the overall management and supervision of the investment management of the Fund. Pursuant to the terms of the Investment Sub-Advisory Agreement, BAS selects and manages the respective investments of the Fund. Each Adviser performs its duties subject at all times to the control of the Board and in conformity with the stated policies of the Fund. The Investment Advisory Agreement and Investment Sub-Advisory Agreement are sometimes referred to as the "Advisory Agreements."

     The Advisory Agreements generally provide that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of an Adviser's obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Adviser shall not be subject to liability to NFST or to any shareholder for any act or omission in the course of rendering services under thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

     Each Advisory Agreement became effective with respect to the Fund after approved by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Board, including its Independent Board Members. Each respective Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by NFST (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by BA Advisors on 60 days' written notice.

     The Fund pays BA Advisors an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors, in turn, from these fees it receives, pays BAS and BACAP for the services they provide to the Fund based on the percentage of the average daily net assets of the Fund, as set forth in the Investment Sub-Advisory Agreement.

     BA Advisors also may pay amounts from its own assets to Stephens or to selling or servicing agents for services they provide.

     Expense Limitations

     BA Advisors has committed to: (i) waive investment advisory fees and/or co-administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

[insert tables]

     Advisory Fee Rates

     The maximum advisory fee rate payable by the Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by the Fund last fiscal year, are shown in the Fund's prospectuses.

     Advisory Fees Paid

     Because the Fund is a new series with no prior operating history and nominal assets and liabilities, the Fund has not yet paid any advisory fees. Accordingly, no such fees are shown.

     Sub-Advisory Fee Rates

     The maximum advisory fee rate payable by the Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by the Fund last fiscal year, are shown in the Fund's prospectuses. BA Advisors, from the fees that it receives pays the Fund's investment sub-advisers. The rates at which the various investment sub-advisers are paid are reflected in the related Investment Sub-Advisory Agreement (or the investment sub-advisory agreement with the Master Portfolios), which have been filed with the SEC on the Form N-1A registration statement for NFST (or NMIT, if a Master Portfolio). An investor may view these filings by going to the SEC's website (www.sec.gov).

     Sub-Advisory Fees Paid

     Because the Fund is a new series with no prior operating history and nominal assets and liabilities, the Fund has not yet paid any sub-advisory fees. Accordingly, no such fees are shown.

     Co-Administrators and Sub-Administrator

     Co-Administrators

     Stephens and BA Advisors serve as Co-Administrators of NFST. The Co-Administrators serve under Co-Administration Agreements which provide that the Co-Administrators may receive, as compensation for their services, fees, computed daily and paid monthly, at the annual rate of 0.23% of the Fund's average daily net assets. BA Advisors also may pay amounts from its own assets to Stephens or to selling or servicing agents for services they provide.

     Pursuant to its Co-Administration Agreement, Stephens has agreed to, among other things, (i) maintain office facilities for the Fund, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to NFST, (iii) furnish corporate secretarial services to NFST, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to NFST with respect to regulatory matters, (v) coordinate the preparation of reports to each Fund's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to NFST by the Transfer Agent, Sub-Transfer Agent and the Custodian, and (vii) generally assist in all aspects of NFST's operations. Stephens bears all expenses incurred in connection with the performance of its services.

     Also, pursuant to its Co-Administration Agreement, BA Advisors has agreed to, among other things, (i) provide accounting and bookkeeping services for the Fund, (ii) compute each Fund's net asset value and net income, (iii) accumulate information required for NFST's reports to shareholders and the SEC, (iv) prepare and file NFST's federal and state tax returns, (v) perform monthly compliance testing for NFST, and (vi) prepare and furnish NFST monthly broker security transaction summaries and transaction listings and performance information. BA Advisors bears all expenses incurred in connection with the performance of its services.

     The Co-Administration Agreement may be terminated by a vote of a majority of the Board, by Stephens or by BA Advisors, respectively, on 60 days' written notice without penalty. The Co-Administration Agreements are not assignable without the written consent of the other party. Furthermore, the Co-Administration Agreements provide that Stephens and BA Advisors shall not be liable to the Fund or to their shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of either Stephens or BA Advisors.

     Sub-Administrator

     BNY serves as Sub-Administrator for the Fund pursuant to Sub-Administration Agreements. Pursuant to their terms, BNY assists Stephens and BA Advisors in supervising, coordinating and monitoring various aspects of the Fund's administrative operations. For providing such services, BNY is entitled to receive a monthly fee from Stephens and BA Advisors based on an annual rate of the Fund's average daily net assets, as shown below.

              Breakpoints                       Rate
---------------------------------------- -------------------
less than or equal to $500 million            0.0550%
greater than $500 million to $1 billion       0.0450%
greater than $1 billion to $1.5 billion       0.0250%
 $1.5 billion to $2 billion                   0.0150%
 In excess of $2 billion                      0.0050%


     Co-Administration and Sub-Administration Fees Paid

     Because the Fund is a new series with no prior operating history and nominal assets and liabilities, the Fund has not yet paid any co-administration or sub-administration fees. Accordingly, no such fees are shown.

     12b-1 Plans

     NFST has adopted a Rule 12b-1, or distribution plan, for the Investor A, Investor B and Investor C shares of the Fund.

     With respect to the Fund's Investor A Shares, NFST has adopted a combined distribution and shareholder servicing plan. The Investor A Distribution and Shareholder Servicing Plan provides that the Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.10% (on an annualized basis) of the average daily net asset value of the Investor A Shares of the Fund.

         With respect to a Fund's Investor B Shares, NFST has adopted a distribution plan. The Investor B Distribution Plan provides that the Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Fund. Stephens has entered into an arrangement whereby sales commissions payable to broker/dealers with respect to sales of Investor B Shares of the Fund are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Investor B Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

         With respect to the Fund's Investor C Shares, NFST has adopted a distribution plan. The Investor C Distribution Plan provides that the Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Fund.

         Payments under the Investor A Distribution Plan, Investor B Distribution Plan and Investor C Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor's or Selling Agents' unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

         All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Board Members, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

         Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund.

There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous year to be carried over to the current year from August 1, 2001 to July 31, 2002.

     The Fund participates in joint distribution activities with other funds in the Nations Funds Family. The fees paid under each Distribution Plan adopted by the Fund may be used to finance the distribution of the shares of other funds in the Nations Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective funds.

     Expenses

     The Distributor and Co-Administrators furnish, without additional cost to NFST, the services of the Treasurer and Secretary and such other personnel (other than the personnel of an Adviser) as are required for the proper conduct of NFST's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of NFST's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans relating to the Investor A, Investor B or Investor C Shares of the Fund, sales-related expenses incurred by the Distributor may be reimbursed by NFST.

     NFST pays or causes to be paid all other expenses of NFST, including, without limitation: the fees of the Adviser, the Distributor, Co-Administrators and Sub-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by NFST for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by NFST; brokerage commissions chargeable to NFST in connection with Fund securities transactions to which NFST is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by NFST to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of NFST and its funds' shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of NFST (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to NFST's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend or distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of NFST's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to NFST; membership dues of industry associations; interest payable on NFST borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of NFST which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of NFST's operation unless otherwise explicitly assumed by the Adviser), the Co-Administrators or Sub-Administrator.

     Expenses of NFST which are not attributable to the operations of any class of shares or fund are pro-rated among all classes of shares or fund of NFST based upon the relative net assets of each class or fund. Expenses of NFST which are not directly attributable to a specific class of shares but are attributable to a specific fund are prorated among all the classes of shares of such fund based upon the relative net assets of each such class of shares. Expenses of NFST which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

     Other Service Providers

     Transfer Agents and Custodians

     PFPC Inc. is located at 400 Bellevue Parkway, Wilmington, Delaware 19809, and acts as Transfer Agent for the Fund's shares. Under the Transfer Agency Agreements, the Transfer Agent maintains shareholder account records for NFST, handles certain communications between shareholders and NFST, and distributes dividends and distributions payable by NFST to shareholders, and produces statements with respect to account activity for NFST and its shareholders for these services. The Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for NFST during the month and is reimbursed for out-of-pocket expenses.

     Bank of America serves as Sub-Transfer Agent for the Fund's Primary A
Shares.

     BNY 100 Church Street, New York, N.Y. 10286 serves as Custodian for the Fund's assets. As Custodian, BNY maintains the Fund's securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of the Fund for payments of dividends, distributions and redemptions, endorses and collects on behalf of the Fund all checks, and receives all dividends and other distributions made on securities owned by the Fund.

     With respect to foreign custody activities, the SEC has amended Rule 17f-5 under the 1940 Act and adopted Rule 17f-7 to permit the Board to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, BNY serves as Foreign Custody Manager, pursuant to a Foreign Custody Manager Agreement, under which the Board retains the responsibility for selecting foreign compulsory depositories, although BNY agrees to make certain findings with respect to such depositories and to monitor such depositories. The Board has delegated the responsibility for selecting foreign compulsory depositories to BA Advisors.

     Independent Accountants

     The Board has selected PwC, 1177 Avenue of the Americas, New York, New York 10036, as the independent accountant to audit NFST books and review tax returns for NFST's funds, which have a fiscal year end of March 31, 2002.

     Counsel

     Morrison & Foerster LLP serves as legal counsel to the Companies. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES
                    ----------------------------------------

     General Brokerage Policy, Brokerage Transactions and Broker Selection

     Subject to policies established by the Board, the Adviser (which in this context refers to the investment sub-adviser(s) as well who make the day to day decisions for the Fund) is responsible for decisions to buy and sell securities for the Fund, for the selection of broker/dealers, for the execution of the Fund's securities transactions, and for the allocation of brokerage in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of the Fund, the Adviser gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

     The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services which are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Fund. Similarly, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Fund. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Companies by improving the quality of the Adviser's investment advice. The advisory fees paid by the Companies are not reduced because the Adviser receives such services.

     Under Section 28(e) of the 1934 Act, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker/dealer provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund.

     Commission rates are established pursuant to negotiations with the broker/dealers based on the quality and quantity of execution services provided by the broker/dealer in the light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

         In certain instances there may be securities which are suitable for more than one fund as well as for one or more of the other clients of the Adviser. Investment decisions for the Fund and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned.


     The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

     The Companies will not execute portfolio transactions through, or purchase or sell portfolio securities from or to the Distributor, the Adviser, the Administrator, the Co-Administrator or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. In addition, the Companies will not give preference to Bank of America or any of its affiliates, with respect to such transactions or securities. (However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions which are affiliated with Bank of America. To the extent that the Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the appropriate Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

     Certain affiliates of Bank of America Corporation, such as its subsidiary banks may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by certain of the Fund. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities.

     Particularly given the breadth of the Adviser's investment management activities, investment decisions for the Fund are not always made independently from those for NFST's other investment portfolios, other investment companies, and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

     Aggregate Brokerage Commissions

     Because the Fund is a new series with no prior operating history and nominal assets and liabilities, the Fund has not yet paid any brokerage commissions. Accordingly, no such commission amounts are shown.

     Brokerage Commissions Paid to Affiliates

     In certain instances the Fund pays brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

     Because the Fund is a new series with no prior operating history and nominal assets and liabilities, the Fund has not yet paid any brokerage commissions. Accordingly, no such commission amounts are shown.

     Directed Brokerage

     The Fund or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund's brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Adviser. Because the Fund is a new series with no prior operating history and nominal assets and liabilities, the Fund has not yet directed any brokerage. Accordingly, no such commission amounts are shown.

     Securities of Regular Broker/Dealers

     In certain cases, the Fund as part of its principal investment strategy, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Nations Funds Family.

     Because the Fund is a new series with no prior operating history and nominal assets and liabilities, the Fund does not yet hold securities. Accordingly, no securities held of regular broker/dealers are shown.

     Monies Paid to Broker/Dealers from the Adviser's or Distributor's Profit

     In addition to payments received from the Fund, Selling or Servicing Agents may receive significant payments from the Adviser or Distributor, or their affiliates, in connection with the sale of Fund shares.

     This information is provided in order to satisfy certain requirements of Rule 10b-10 under the 1934 Act, which provides that broker/dealers must provide information to customers regarding any remuneration that a broker receives in connection with a sales transaction.


                                  CAPITAL STOCK
                                  -------------

     Description of Shares

     The Board has authorized the issuance of the Primary A, Investor A, Investor B and Investor C share classes of the Fund and may, in the future, authorize the creation of additional investment portfolios or classes of shares.

     NFST's Funds

     NFST's Amended and Restated Declaration of Trust permit it to issue an unlimited number of full and fractional shares of beneficial interest of each fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that fund without thereby changing the proportionate beneficial interests in that fund and to divide such shares into classes. Each share of a class of a fund represents an equal proportional interest in the fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared in the discretion of the Board. However, different share classes of a fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

     In the event of the liquidation or dissolution of NFST or a fund, shareholders of the fund are entitled to receive the assets attributable to the relevant class of shares of the fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine. Shareholders have no preemptive or other right to receive, purchase or subscribe for any additional shares of a fund. Shareholders have the right, which is subject to change by the Board, to convert or "exchange" shares of one class for another, as outlined, and subject to certain conditions set forth, in the funds' prospectuses. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by NFST.

     Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware business trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of NFST. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to:

(i) elect Board Members; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of NFST have equal voting rights and will be voted in the aggregate, and not by fund, except where voting by fund is required by law or where the matter involved only affects one fund. For example, a change in the fund's fundamental investment policy affects only one fund and would be voted upon only by shareholders of the fund involved. Additionally, approval of an Advisory Agreement, since it only affects one fund, is a matter to be determined separately by each fund. Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those funds. Shareholders are entitled to one vote for each whole share held a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. NFST is not required to hold, and has no present intention of holding, annual meetings of shareholders.

     Each fund's dividend, distribution and redemption policies can be found in its prospectus under the headings "About Your Investment--Information for investors--Buying, selling and exchanging shares" and "About Your Investment--Information for investors--Distributions and taxes." However, the Board may suspend the right of shareholders to redeem shares when permitted or required to do so by law, or compel redemptions of shares in certain cases.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES
                   ------------------------------------------

     Purchase, Redemption and Exchange

     An investor may purchase, redeem and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds' prospectuses. The following information supplements that which can be found in the Funds' prospectuses.

     Purchases and Redemptions
     -------------------------

     The Funds have authorized one or more broker-dealers to accept purchase and redemption orders on the Funds' behalf. These broker-dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker-dealer, or if applicable a broker-dealer's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker-dealer or the broker's authorized designee.

     NFST may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related prospectuses from time to time. NFST also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of NFST's responsibilities under the 1940 Act.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

     NFST has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

     Offering Price

     Shares of the Fund may only be purchased during the offering period, which is expected to run from _______ to ___________, although BA Advisors reserves the right to extend the offering. The share price of the Fund is based on its net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m.) on each day the Fund is open for business, unless the Board determines otherwise.

     The value of the Fund's portfolio securities for which a market quotation is available is determined in accordance with the NFST's valuation procedures. In general terms, the valuation procedures provide that: (i) exchange traded securities are valued at the last reported sales price on their primary exchange or the Nasdaq System, as reported by a reputable independent pricing service approved by the Adviser; (ii) non-exchange traded securities are valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers; (iii) debt securities are valued at prices obtained from a reputable independent pricing service approved by the Adviser. The service may value the debt securities relying not only on quoted prices, but also upon a consideration of additional factors such as yield, type of issue, coupon rate, and maturity; (iv) money market instruments are valued at amortized cost; (v) repurchase agreements are valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation; (vi) financial futures are valued at the latest reported sales price, forward foreign currency contracts are valued using market quotations from a widely used quotation system at the current cost of covering or off-setting the contract, exchange traded options are valued at the latest reported sales price and over-the-counter options will be valued using broker-dealer market quotations; and (vii) shares of open-end investment companies are valued at the latest net asset valued reported by the company.

     Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the Board of the Adviser's valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

     With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

     The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliates where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

                          INFORMATION CONCERNING TAXES
                          ----------------------------

     The following information supplements and should be read in conjunction with the Funds' prospectuses, which generally describe the federal income tax treatment of the Funds and their shareholders.

     General

     NFST intends to continue to qualify the Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Fund, rather than to NFST as a whole. Furthermore, the Fund will separately determine its income, gains and expenses for federal income tax purposes.

         In order to qualify as a regulated investment company under the Code, the Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses.

         In addition, the Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its net investment income, net short-term capital gain (generally, the excess of short-term capital gain over long-term capital loss) and certain other items, and (b) net tax-exempt income earned in each taxable year. As long as the Fund distributes its investment company taxable income and net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss) to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For these purposes, the Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, the Fund may make the distributions in the following taxable year. Furthermore, if the Fund declares a distribution to shareholders of record in October, November or December of one taxable year and pays the distribution by January 31 of the following taxable year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 the first taxable year. Each Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.

     Equalization Accounting

     The Fund may use the so-called "equalization accounting method" to allocate a portion of its "earnings and profits," as determined for federal income tax purposes (generally, the Fund's net investment income and realized capital gains with certain adjustments), to redemption proceeds for such purposes. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will not affect the Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds. Therefore, the use of the method may be subject to IRS scrutiny.

     Excise Tax

     A 4% nondeductible excise tax will be imposed on the Fund, other than to the extent of its tax-exempt interest income, to the extent it does not meet certain minimum distribution requirements of its income and gains by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Investment through Master Portfolios

     The Nations Marsico Focused Equities Master Portfolio ("Master Portfolio") in which the Fund is expected to invest will be treated as a partnership (or, in the event that the Fund is the sole investor in the Master Portfolio, as disregarded from the Feeder Fund) for federal income tax. The Master Portfolio will not be treated as regulated investment companies or otherwise taxable as a corporation under the Code. Under the rules applicable to partnerships (and disregarded entities), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will "pass-through" to its investors, regardless of whether the Master Portfolio distributes any amounts to its investors. Each investor in the Master Portfolio will be taxed on its share (as determined in accordance with the governing instruments of the particular Master Portfolio) of the Master Portfolio's income and gains in determining its federal income tax liability. The Master Portfolio will be managed in such a manner such that an investor in a Master Portfolio can continue to qualify as a regulated investment company by investing substantially all of its assets through the Master Portfolio.

     Taxation of Fund Investments

     Except as otherwise noted, if the Fund realizes gains or losses on the sale of portfolio securities, such gains or losses generally will be capital gains or losses. Such gains or losses generally will be long-term capital gains or losses if the Fund held the disposed securities for more than one year at the time of disposition of the securities.

     In general, if the Fund purchases a debt obligation with original issue discount (generally at a price less than its principal amount), the Fund may be required to annually include in its taxable income a portion of the original issue discount as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligations. Gains recognized on the disposition of a debt obligation (including a tax-exempt obligation) purchased by the Fund at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

     If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Under Section 1256 of the Code, the Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the 60%/40% rule.

     Under Section 988 of the Code, the Fund generally will recognize ordinary income or loss to the extent gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. Each Fund will attempt to monitor Section 988 transactions, where applicable, to avoid adverse federal income tax impact.

     Offsetting positions held by the Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If the Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code, described above. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If the Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

     Under Section 1260 of the Code, the amount of long-term capital gain a taxpayer may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the taxpayer would have had if the taxpayer owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income. The Fund does not anticipate engaging in any derivative transactions that would be subject to these rules.

     If the Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its indirect interest in the PFIC, if the Fund makes the available election.

     Foreign Taxes

     Income and dividends received by the Fund from foreign securities and gains realized by the Fund on the disposition of foreign securities may be subject to withholding and other taxes imposed by such foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. Only the International Stock Funds expect to qualify for the election. However, even if the Fund qualifies for the election, foreign taxes will only pass-through to the Fund shareholder if (i) the shareholder holds the Fund shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Fund distributions corresponding with the pass-through of the foreign taxes paid by the Fund, and (ii) with respect to foreign source dividends received by the Fund on shares giving rise to foreign tax, the Fund holds the shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the Fund becomes entitled to the dividend.

     An individual with $300 or less of creditable foreign taxes generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

     Distributions, Generally

     For federal income tax purposes, the Fund's "earnings and profits," as determined for federal income tax purposes, will be determined at the end of the Fund's taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions, subject to special rules applicable to the tax-exempt Funds discussed below. Thus, if during a taxable year the Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then capital gain. It is expected that each Fund's distributions will not exceed the Fund's cumulative earnings and profits.

Capital Gain Distributions

     Distributions that are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares

     In general, a disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will result in a taxable capital gain or loss to the redeeming shareholder, depending on the amount received for the shares (or are deemed received in the case of an exchange) and the cost of the shares, and long-term capital gain or loss if the shareholder has held such Fund shares for greater than one year at the time of disposition.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where the Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates

     As of the printing of this SAI, the maximum individual federal income tax rate applicable to ordinary income is 39.1% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A maximum individual income tax rate of 18% on net capital gain will apply to the extent the gain is derived from investments acquired after December 31, 2000 and are held for more than five years. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several calendar years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Corporate Shareholders

     Corporate shareholders of the Fund may be eligible for the dividends-received deduction on distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by the Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders

     Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by the Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons will apply. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

     Backup Withholding

     The Companies may be required to withhold, subject to certain exemptions, at a rate of 30.5% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies NFST that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on its federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to decrease in future years.

     Tax-Deferred Plans

     The Funds may be available for a variety of tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit shareholders to defer some of their income from taxes. Shareholders should contact their selling agents for details concerning retirement plans. The tax-exempt Funds are not suitable investments for such plans.

     Other Matters

     You should be aware that the investments made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. A Fund could be required at times to liquidate investments prematurely in order to satisfy the Fund's minimum distribution requirements.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Prospective investors urged to consult their own tax advisors regarding federal state, local and foreign taxes applicable to them.

                      UNDERWRITER COMPENSATION AND PAYMENTS
                      -------------------------------------

     Stephens serves as the principal underwriter and Distributor of the shares of the Funds. Its address is: 111 Center Street, Suite 300, Little Rock, Arkansas 72201

     Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that its receives to the Companies or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Companies pursuant to Rule 12b-1 under the 1940 Act.

     The Distribution Agreement became effective with respect to the Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by NFST's Board, including its Independent Board Members. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by NFST (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by BA Advisors or the Distributor on 60 days' written notice.

                                FUND PERFORMANCE
                                ----------------

     Advertising Fund Performance

     Performance information for the Funds may be obtained by calling (800) 321-7854 or (800) 765-2668 or by visiting
www.bankofamerica.com/nationsfunds/enter.cfm. From time-to-time, the performance of the Fund's shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     Standardized performance for the Funds, i.e., that required in both form and content by Form N-1A may be advertised by the Funds. The main purpose of standardized performance is to allow an investor to review the performance of the Fund's class of shares and compare such performance with that of investment alternatives, including other mutual funds.

     Non-standardized performance also may be advertised by the Funds. One purpose of providing non-standardized performance to an investor is to give that investor a different performance perspective that may not be captured by standardized performance. The non-standardized performance of the Fund's class of shares, however, may not be directly comparable to the performance of investment alternatives because of differences in specific variables (such as the length of time over which performance is shown and the exclusion of certain charges or expenses) and methods used to value portfolio securities, compute expenses and calculate performance. Non-standardized performance may include, but is not limited to, performance for non-standardized periods, including year-to-date and other periods less than a year, performance not reflecting the deduction of certain charges, fees and/or expenses, and performance reflecting the deduction of applicable state or federal taxes, or so-called "after-tax performance" After-tax returns are generally calculated using the same methodology as that used in calculating total return, except that such after-tax returns reflect the deduction of taxes according to applicable federal income and capital gain tax rates attributable to dividends, distributions and an investor's redemptions. Of course, after-tax returns for individual investors will vary as the tax rates applicable to such investors vary. In addition, the Funds may also advertise their tax efficiency ratios and compare those ratios with other mutual funds. A tax efficiency ratio is intended to let an investor know how tax efficient the Fund has been over a period of time, and is typically related to its portfolio turnover rate. That is, an investor could expect that the higher the Fund's portfolio turnover rate, the greater the percentage of its gains that would have been realized and consequently, the less tax efficient it was over a given period of time.

     In general, comparisons to other mutual funds or investment alternatives may be useful to investors who wish to compare past performance of the Funds or a class with that of competitors. Of course, past performance is not a guarantee of future results.

     Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals, industry sources and other periodicals in its advertising and sales literature. In addition, the Funds also may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in the Fund may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in the Fund. The "yield" and "effective yield" of each class of shares of a Money Market Fund may be compared to the respective averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by leading banks and thrift institutions in the top five metropolitan statistical areas.

     The Funds also may use the following information in advertisements and other types of literature: (i) the Consumer Price Index may be used, for example, to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used, among other things, to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return, among other things, on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector. In addition, the performance of the Fund's class of shares may be compared to the S&P 500, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the Europe, Far East and Australia Index, a recognized unmanaged index of international stocks, or any similar recognized index. The performance of the Fund's class of shares also may be compared to a customized composite index.

     In addition, the Funds also may use, in advertisements and other types of literature, information and statements: (1) showing that although bank savings accounts may offer a guaranteed return of principal and a fixed rate of interest, they offer no opportunity for capital growth; and (2) describing Bank of America, and its affiliates and predecessors, as one of the first investment managers to use asset allocation and index strategies in managing and advising accounts. The Funds also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Funds also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to buy, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Funds may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     The Funds also may disclose in sales literature the distribution rate on the shares of the Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

     In addition, certain potential benefits of investing in global securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: a) the expanded opportunities for investment in securities markets outside the U.S.; b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; c) the relative return associated with foreign securities markets vis-a-vis U.S. markets; and d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities.

     Ibbotson Associates of Chicago, Illinois, ("Ibbotson") and other companies provide historical returns of the capital markets in the United States. The Funds may compare the performance of their share classes or series to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.

     Total Return Calculations

     Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Non-Money Market Fund. The Non-Money Market Funds' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)/n/ = ERV

Where:        P =     a hypothetical initial payment of $1,000

              T =     average annual total return

              n =     number of years

            ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

     This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and
(b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts. All performance calculations for the period ended March 31, 1999, reflect the deduction of sales charges, if any, that would have been deducted from a sale of shares.

     Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  CTR = (ERV-P) 100
                         -----
                   P

Where:        CTR =   Cumulative total return

              ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

              P =     initial payment of $1,000.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

                                   APPENDIX A
                                   ----------

                             DESCRIPTION OF RATINGS

     The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment-grade securities.

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

          BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four denote investment-grade securities.

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment-grade.

          AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

          AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

          BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

     To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

     The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment-grade:

          AAA - Bonds considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA - Bonds considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

          A - Bonds considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          BBB - Bonds considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.

     To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:


     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

     The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 - Indicates satisfactory capacity to pay principal and interest.

     The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment-grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment-grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment-grade:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     For commercial paper, D&P uses the short-term debt ratings described above.

     For commercial paper, Fitch uses the short-term debt ratings described above.

     Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

     BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment-grade ratings used by BankWatch for long-term debt:

          AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

          AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

          A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          BBB - The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          Long-term debt ratings may include a plus (+) or minus (-) sign to indicate where within a category the issue is placed.

     The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

          TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

          TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

          TBW-3 The lowest investment-grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          TBW-4 The lowest rating category; this rating is regarded as non-investment-grade and therefore speculative.

     The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA"):

          AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

          AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

     A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


     The following summarizes the two highest short-term debt ratings used by
IBCA:

          A1 + When issues possess a particularly strong credit feature, a rating of A1+ is assigned.

          A1 - Obligations supported by the highest capacity for timely repayment.

          A2 - Obligations supported by a good capacity for timely repayment.

                                   APPENDIX B
                                   ----------
                                    GLOSSARY

Term Used in SAI                                    Definition
----------------                                    ----------
1933 Act .........................................  Securities Act of 1933, as amended
1934 Act .........................................  Securities Exchange Act of 1934, as amended
1940 Act .........................................  Investment Company Act of 1940, as amended
Adviser ..........................................  BA Advisors, BAS, BACAP and/or Marsico Capital
Advisory Agreements ..............................  The Investment Advisory Agreement and Investment Sub-Advisory
                                                    Agreement for the Funds
AMEX .............................................  American Stock Exchange
BA Advisors ......................................  Banc of America Advisors, LLC
BAS ..............................................  Banc of America Securities LLC
BACAP ............................................  Banc of America Capital Management, LLC
Bank of America ..................................  Bank of America, N.A.
BNY ..............................................  The Bank of New York
Board ............................................  Any one Board of Directors/Trustees of a Company
Board Member .....................................  A Director or Trustee of a Company
Board Members ....................................  Two or more of the Directors/Trustees of a Company
CFTC .............................................  Commodities Futures Trading Commission
Co-Administrator(s) ..............................  BA Advisors and Stephens
Code .............................................  Internal Revenue Code of 1986, as amended
Code(s) of Ethics ................................  The code(s) of ethics adopted by the Board pursuant to Rule
                                                    17j-1 under the 1940 Act
CMOs .............................................  Collateralized mortgage obligations
Companies ........................................  Two or more of the registered investment companies in the
                                                    Nations Funds family (i.e., NFT, NFI, NR or NFST)
Company ..........................................  Any one of the registered investment companies in the Nations
                                                    Funds family (i.e., NFT, NFI, NR or NFST)
Custodian ........................................  The Bank of New York
Distributor ......................................  Stephens Inc.
Distribution Plan(s) .............................  One or more of the plans adopted by a Board under Rule 12b-1 under the 1940 Act for the distribution of the Funds' shares
FHLMC ............................................  Federal Home Loan Mortgage Corporation
FNMA .............................................  Federal National Mortgage Association
Fund .............................................  Nations Marsico Principal Protection Fund
GNMA .............................................  Government National Mortgage Association
Investment Advisory Agreement ....................  The investment advisory agreement with NFST, on behalf of the
                                                    Fund, and BA Advisors
Investment Sub-Advisory Agreement ................  The investment sub-advisory agreement with NFST, on behalf of the Fund, and BACAP or BAS, as the case may be
IRS ..............................................  United States Internal Revenue Service
Money Market Fund(s) .............................  One or more of those money market funds in the Nations Funds
                                                    Family
Money Market Reserves ............................  Nations Money Market Reserves
Moody's ..........................................  Moody's Investors Service, Inc.
NSAT .............................................  Nations Separate Account Trust
Nations Funds or Nations Funds Family ............  The fund complex that is comprised of the Companies, along with
                                                    NSAT and NMIT.
NFI ..............................................  Nations Fund, Inc.
NFST .............................................  Nations Funds Trust
NFT ..............................................  Nations Fund Trust

NMIT .............................................  Nations Master Investment Trust
NR ...............................................  The Capitol Mutual Funds doing business as Nations Reserves
NYSE .............................................  New York Stock Exchange
NRSRO ............................................  Nationally recognized statistical ratings organization (such as
                                                    Moody's or S&P)
PFPC .............................................  PFPC Inc.
PwC ..............................................  Pricewaterhouse Coopers LLP
REIT .............................................  Real estate investment trust
S&P ..............................................  Standard & Poor's Corporation
SAI ..............................................  This Statement of Additional Information
SEC ..............................................  United States Securities and Exchange Commission
Selling Agent ....................................  Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor
Servicing Agent ..................................  Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor
SMBS .............................................  Stripped mortgage-backed securities
Stephens .........................................  Stephens Inc.
Sub-Administrator ................................  BNY
Sub-Transfer Agent ...............................  Bank of America (for the Fund's Primary Shares)
Transfer Agent ...................................  PFPC
Transfer Agency Agreement ........................  The transfer agency agreement between NFST, on behalf of the Fund, and PFPC

                               NATIONS FUNDS TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23. Exhibits

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

--------------------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------------------
(a)              Articles of Incorporation:

(a)(1)           Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(a)(2)           Amended and Restated Declaration of Trust last amended February 22,
                 2001, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.
--------------------------------------------------------------------------------------------
(b)              Bylaws:

                 Not Applicable
--------------------------------------------------------------------------------------------
(c)              Instruments Defining Rights of Securities Holders:

                 Not Applicable

--------------------------------------------------------------------------------------------
(d)              Investment Advisory Contracts:

(d)(1)           Investment Advisory Agreement between Banc of America Advisors, LLC
                 (formerly Banc of America Advisors, Inc.) ("BA Advisors") and Nations
                 Funds Trust ("Registrant") dated March 30, 2000, Schedule I dated
                 November 19, 2001, incorporated by reference to Post-Effective amendment
                 No. 16, filed December 28, 2001.

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------------------
(d)(2)           Form of Investment Advisory Agreement between BA Advisors and the
                 Registrant, filed herewith.

(d)(3)           Investment Sub-Advisory Agreement among BA Advisors, Banc of America
                 Capital Management, LLC (formerly Banc of America Capital Management,
                 Inc.) ("BACAP") and the Registrant dated March 30, 2000, Schedule I dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(d)(4)           Form of Investment Sub-Advisory Agreement among BA Advisors, BACAP and the Registrant, filed herewith.

(d)(5)           Investment Sub-Advisory Agreement among BA Advisors, Brandes Investment
                 Partners, L.P. ("Brandes") and the Registrant dated April 9, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed
                 April 9, 2001.

(d)(6)           Interim Sub-Advisory Agreement among BA Advisors, BACAP and the
                 Registrant dated January 1, 2002, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(d)(7)           Form of Investment Sub-Advisory Agreement among BA Advisors, Banc of
                 America Securities LLC ("BAS") and the Registrant, filed herewith.

--------------------------------------------------------------------------------------------
(e)              Underwriting Contract:

(e)(1)           Distribution Agreement between the Registrant and Stephens Inc.
                 ("Stephens") dated February 14, 2000, Schedule I dated November 19,
                 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(e)(2)           Form of Distribution Agreement between the Registrant and Stephens, filed herewith.

--------------------------------------------------------------------------------------------
(f)              Bonus or Profit Sharing Contracts:

(f)(1)           Deferred Compensation Plan, incorporated by reference to Post-Effective
                 Amendment No. 1, filed February 10, 2000.

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------------------
(g)              Custodian Agreements:

(g)(1)           Amended and Restated Custody Agreement between the Registrant and The
                 Bank of New York ("BNY") dated July 2, 2001, Schedule I dated November
                 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(g)(2)           Form of Amended and Restated Custody Agreement between the Registrant and BNY, filed herewith.

(g)(3)           Custody Agreement between the Registrant and Bank of America, N.A. on behalf of the LifeGoal Portfolios dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.

--------------------------------------------------------------------------------------------
(h)              Other Material Contracts:

(h)(1)           Co-Administration Agreement among the Registrant, Stephens and BA
                 Advisors dated February 14, 2000, Schedule I dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed
                 December 28, 2001.

(h)(2)           Form of Co-Administration Agreement among the Registrant, Stephens and
                 BA Advisors, filed herewith.

(h)(3)           Sub-Administration Agreement among the Registrant, BNY and BA Advisors dated February 14, 2000, Schedule I dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed
                 December 28, 2001.

(h)(4)           Form of Sub-Administration Agreement among the Registrant, BNY and BA
                 Advisors, filed herewith.

(h)(5)           Shareholder Servicing Plan relating to Investor B Shares, Exhibit I amended November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(h)(6)           Form of Shareholder Servicing Plan relating to Investor B Shares, filed herewith.

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------------------
(h)(7)           Shareholder Servicing Plan relating to Investor C Shares, Exhibit I amended November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(h)(8)           Form of Shareholder Servicing Plan relating to Investor C Shares, filed herewith.

(h)(9)           Transfer Agency and Services Agreement between PFPC Inc. (formerly
                 First Data Investor Services Group, Inc.) ("PFPC") and the Nations
                 Funds family dated June 1, 1995, Schedule G dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed
                 December 28, 2001.

(h)(10)          Adoption Agreement and Amendment to Transfer Agency and Services
                 Agreement dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(h)(11)          Amendment to Transfer Agency and Services Agreement dated January 1,
                 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(h)(12)          Form of Amended and Restated Transfer Agency and Services Agreement
                 between PFPC and the Registrant, filed herewith.

(h)(13)          Sub-Transfer Agency Agreement between PFPC and Bank of America, N.A.
                 ("Bank of America") dated September 11, 1995, Schedule A dated November
                 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(h)(14)          Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated
                 January 3, 2000, incorporated by reference to Post-Effective Amendment
                 No. 6, filed December 27, 2000.

(h)(15)          Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated
                 December 1, 2000, incorporated by reference to Post-Effective Amendment
                 No. 6, filed December 27, 2000.

(h)(16)          Form of Amended and Restated Sub-Transfer Agency and Services Agreement
                 between PFPC and Bank of America, filed herewith.

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------------------
(h)(17)          Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, Appendix dated November
                 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(h)(18)          Form of Amended and Restated Foreign Custody Manager Agreement between
                 BNY and the Registrant, filed herewith.

(h)(19)          Cross Indemnification Agreement among Nations Fund Trust, Nations Fund,
                 Inc., Nations Reserves, Nations Master Investment Trust and the
                 Registrant dated February 14, 2000, incorporated by reference to
                 Post-Effective Amendment No. 1, filed February 10, 2000.

--------------------------------------------------------------------------------------------
(i)              Legal Opinion

(i)(1)           Opinion and Consent of Counsel, filed herewith.
--------------------------------------------------------------------------------------------
(j)              Other Opinions

                 Not Applicable

--------------------------------------------------------------------------------------------
(k)              Omitted Financial Statements

                 Not Applicable

--------------------------------------------------------------------------------------------
(l)              Initial Capital Agreements:

(l)(1)           Investment Letter, incorporated by reference to Post-Effective
                 Amendment No. 1, filed February 10, 2000.

--------------------------------------------------------------------------------------------
(m)              Rule 12b-1 Plans:

(m)(1)           Shareholder Administration Plan relating to Primary B Shares, incorporated by reference to Post-Effective Amendment No. 11, filed
                 July 31, 2001.

(m)(2)           Shareholder Servicing and Distribution Plan relating to Investor A
                 Shares, Exhibit A amended November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(m)(3)           Form of Shareholder Servicing and Distribution Plan relating to
                 Investor A Shares, filed herewith.

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------------------
(m)(4)           Distribution Plan relating to Investor B Shares, Exhibit
                 A amended November 19, 2001, incorporated by reference to
                 Post-Effective amendment No. 16, filed December 28, 2001.

(m)(5) Form of Distribution Plan relating to Investor B Shares, filed herewith.

(m)(6)           Distribution Plan relating to Investor C Shares, Exhibit A amended
                 November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(m)(7) Form of Distribution Plan relating to Investor C Shares, filed herewith.

--------------------------------------------------------------------------------------------
(n)              Financial Data Schedule:

                 Not Applicable

--------------------------------------------------------------------------------------------
(o)              Rule 18f-3 Plan:

(o)(1)           Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(o)(2)           Form of  Rule 18f-3 Multi-Class Plan, filed herewith.

--------------------------------------------------------------------------------------------
(p)              Codes of Ethics:

(p)(1)           Nations Funds Family Code of Ethics, incorporated by reference to
                 Post-Effective Amendment No. 5, filed October 13, 2000.

(p)(2)           BA Advisors Code of Ethics, incorporated by reference to Post-Effective
                 Amendment No. 5, filed October 13, 2000.

(p)(3)           BACAP Code of Ethics, incorporated by reference to Post-Effective
                 Amendment No. 5, filed October 13, 2000.

(p)(4)           Brandes Code of Ethics, incorporated by reference to Post-Effective
                 Amendment No. 9, filed April 9, 2001.

(p)(6)           Stephens Code of Ethics, incorporated by reference to Post-Effective
                 Amendment No. 5, filed October 13, 2000.

(p)(7)           BAS Code of Ethics, to be filed by amendment.

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit Letter    Description
--------------------------------------------------------------------------------
(q)             Powers of Attorney for Edmund L. Benson, Charles B. Walker, A.
                Max Walker, Thomas S. Word, Jr., William H. Grigg, James Ermer, Thomas F. Keller, Carl E. Mundy, Jr., James B. Sommers, Cornelius J. Pings and William P. Carmichael, incorporated by reference to Post-Effective Amendment No. 2, filed May 5, 2000.
--------------------------------------------------------------------------------

ITEM 24.  Persons Controlled by of Under Common Control with the Fund

     No person is controlled by or under common control with the Registrant.

ITEM 25.  Indemnification

     Article VII of the Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant's:

          1. Co-Administration Agreement with Stephens and BA Advisors;

          2. Sub-Administration Agreement with BNY and BA Advisors;

          3. Distribution Agreement with Stephens;

          4. Custody Agreement with BNY;

          5. Custody Agreement with Bank of America, N.A.;

          6. Transfer Agency and Services Agreement with PFPC; and

          7. Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

     The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

     Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

     The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Adviser

     To the knowledge of the Registrant, none of the directors or officers of BA Advisors, the adviser to the Registrant's portfolios, or BACAP, Brandes or BAS, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BA Advisors, BACAP, Brandes or BAS, respectively, or other subsidiaries of Bank of America Corporation.

     (a) BA Advisors performs investment advisory services for the Registrant and certain other customers. BA Advisors is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BA Advisors with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).

     (b) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

     (c) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

     (d) BAS performs investment sub-advisory services for the Registrant and certain other customers. BAS is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BAS with the SEC pursuant to the Advisers Act (file no. 801-4997).

ITEM 27. Principal Underwriters

     (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations LifeGoal Funds, Inc., Nations Separate Account Trust, Wells Fargo Funds Trust, Wells Fargo Variable Trust, Barclays Global Investors Funds, Inc., and is the exclusive placement agent for Wells Fargo Core Trust, Nations Master Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., Nations Balanced Target Maturity Fund, Inc., and Hatteras Income Securities, Inc., closed-end management investment companies.

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).

     (c)  Not applicable.

ITEM 28.  Location of Accounts and Records

     (1) BA Advisors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

     (2) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

     (3) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

     (4) Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

     (5) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

     (6) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

     (7) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

     (8) BAS, 101 North Tryon Street, Charlotte, NC 28255, Charlotte, NC 28255 (records relating to its function as sub-adviser).

ITEM 29.  Management Services

     Not  Applicable

ITEM 30.   Undertakings

         Not Applicable

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 19th day of February, 2002.

                                NATIONS FUNDS TRUST

                                By:                *
                                   ---------------------------------------
                                           A. Max Walker
                                           President and Chairman
                                           of the Board of Trustees

                                By:  /s/   Richard H. Blank, Jr.
                                   -------------------------------------------
                                           Richard H. Blank, Jr.
                                           *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


          SIGNATURES                                    TITLE                                 DATE
          ----------                                    -----                                 ----

                *                              President and Chairman               February 19, 2002
---------------------------------------       of the Board of Trustees
(A. Max Walker)                             (Principal Executive Officer)

 /s/   Richard H. Blank, Jr.                  Treasurer and Secretary               February 19, 2002
---------------------------------------      (Principal Financial and
(Richard H. Blank, Jr.)                         Accounting Officer)


                *                                      Trustee                      February 19, 2002
---------------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                      February 19, 2002
---------------------------------------
(William P. Carmichael)

               *                                       Trustee                      February 19, 2002
---------------------------------------
(James Ermer)

                *                                      Trustee                      February 19, 2002
---------------------------------------
(William H. Grigg)

                *                                      Trustee                      February 19, 2002
---------------------------------------
(Thomas F. Keller)

                *                                      Trustee                      February 19, 2002
---------------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                      February 19, 2002
---------------------------------------
(Cornelius J. Pings)


                *                                      Trustee                      February 19, 2002
----------------------------------------
(Charles B. Walker)

                *                                      Trustee                      February 19, 2002
----------------------------------------
(Thomas S. Word)

                *                                      Trustee                      February 19, 2002
----------------------------------------
(James B. Sommers)

 /s/   Richard H. Blank, Jr.
----------------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                  EXHIBIT INDEX
                                  -------------

                               Nations Funds Trust

                               File No. 333-89661

Exhibit Number                 Description
--------------                 -----------

EX.-99.23(d)(2)                Form of Investment Advisory Agreement
                               between NFST and BA Advisors

EX.-99.23(d)(4)                Form of Investment Sub-Advisory Agreement
                               between NFST, BA Advisors and BACAP

EX.-99.23(d)(7)                Form of Investment Sub-Advisory Agreement
                               between NFST and BAS

EX.-99.23(e)(2)                Form of Distribution Agreement between
                               NFST and Stephens

EX.-99.23(g)(2)                Form of Amended and Restated Custody
                               Agreement between NFST and BNY

EX.-99.23(h)(2)                Form of Co-Administration Agreement
                               between NFST, Stephens and BA Advisors

EX.-99.23(h)(4)                Form of Sub-Administration Agreement
                               between NFST, BNY and BA Advisors

EX.-99.23(h)(6)                Form of Shareholder Servicing Plan relating to
                               Investor B Shares

EX.-99.23(h)(8)                Form of Shareholder Servicing Plan relating to
                               Investor C Shares

EX.-99.23(h)(12)               Form of Amended and Restated Transfer
                               Agency and Services Agreement between
                               PFPC and NFST

EX.-99.23(h)(16)               Form of Amended and Restated Sub-Transfer
                               Agency and Services Agreement between PFPC and
                               Bank of America

EX.-99.23(h)(18)                Form of Amended and Restated Foreign Custody
                                Manager Agreement between NFST and BNY

EX.-99.23(i)(1)                 Opinion and Consent of Counsel

EX.-99.23(m)(3)                 Form of Shareholder Servicing and Distribution
                                Plan relating to Investor A Shares

EX.-99.23(m)(5)                 Form of Distribution Plan relating to Investor B
                                Shares

EX.-99.23(m)(7)                 Form of Distribution Plan relating to Investor C
                                Shares

EX.-99.23(o)(2)                 Rule 18f-3 Multi-Class Plan